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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Large Growth Quantitative Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 15.1%
Diversified Consumer Services 1.4%
ITT Educational Services, Inc. (a)(b)	128,600	$7,812,450
Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	15,900	1,407,627
Yum! Brands, Inc.	76,400	4,921,688
Total		6,329,315
Internet & Catalog Retail 0.2%
priceline.com, Inc. (b)	1,350	897,102
Leisure Equipment & Products 0.9%
Polaris Industries, Inc. (a)	71,900	5,139,412
Media 4.8%
DIRECTV, Class A (b)	253,100	12,356,342
DISH Network Corp., Class A	223,800	6,389,490
McGraw-Hill Companies, Inc. (The)	183,500	8,257,500
Total		27,003,332
Specialty Retail 6.1%
Aaron’s, Inc. (a)	335,187	9,489,144
Home Depot, Inc. (The)	111,000	5,881,890
Ross Stores, Inc.	135,010	8,434,075
TJX Companies, Inc.	258,664	11,104,445
Total		34,909,554
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	58,223	3,404,881
TOTAL CONSUMER DISCRETIONARY		85,496,046
CONSUMER STAPLES 12.9%
Beverages 2.0%
Coca-Cola Co. (The) (a)	29,600	2,314,424
Coca-Cola Enterprises, Inc.	329,233	9,231,693
Total		11,546,117
Food & Staples Retailing 4.7%
Kroger Co. (The)	375,443	8,706,523
Wal-Mart Stores, Inc.	253,165	17,650,664
Total		26,357,187
Food Products 1.2%
Campbell Soup Co. (a)	116,958	3,904,058
Hershey Co. (The)	39,943	2,877,095
Total		6,781,153

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.3%
Herbalife Ltd. (a)	38,200	$1,846,206
Tobacco 4.7%
Altria Group, Inc.	166,624	5,756,859
Philip Morris International, Inc.	239,700	20,916,222
Total		26,673,081
TOTAL CONSUMER STAPLES		73,203,744
ENERGY 4.9%
Energy Equipment & Services 1.9%
McDermott International, Inc. (b)	197,200	2,196,808
Oceaneering International, Inc.	134,200	6,422,812
RPC, Inc. (a)	150,400	1,788,256
Total		10,407,876
Oil, Gas & Consumable Fuels 3.0%
Apache Corp.	90,307	7,937,082
Exxon Mobil Corp. (c)	69,518	5,948,655
HollyFrontier Corp.	93,500	3,312,705
Total		17,198,442
TOTAL ENERGY		27,606,318
FINANCIALS 4.5%
Commercial Banks 0.2%
Wells Fargo & Co.	30,000	1,003,200
Consumer Finance 1.1%
Discover Financial Services	182,576	6,313,478
Diversified Financial Services 0.9%
IntercontinentalExchange, Inc. (b)	27,500	3,739,450
Moody’s Corp. (a)	32,600	1,191,530
Total		4,930,980
Real Estate Investment Trusts (REITs) 2.3%
Simon Property Group, Inc. (a)	84,800	13,199,968
TOTAL FINANCIALS		25,447,626
HEALTH CARE 11.8%
Biotechnology 0.7%
Amgen, Inc.	56,100	4,097,544

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.1%
Becton Dickinson and Co. (a)	7,500	$560,625
Hill-Rom Holdings, Inc.	126,800	3,911,780
St. Jude Medical, Inc. (a)	141,500	5,647,265
Zimmer Holdings, Inc.	26,400	1,699,104
Total		11,818,774
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. (a)	260,800	10,262,480
McKesson Corp. (a)	48,400	4,537,500
Total		14,799,980
Life Sciences Tools & Services 0.6%
Charles River Laboratories International, Inc. (b)	74,700	2,447,172
Covance, Inc. (a)(b)	19,500	933,075
Total		3,380,247
Pharmaceuticals 5.8%
Abbott Laboratories (a)	225,495	14,537,663
Eli Lilly & Co.	221,519	9,505,380
Johnson & Johnson	46,400	3,134,784
Warner Chilcott PLC, Class A (b)	331,300	5,936,896
Total		33,114,723
TOTAL HEALTH CARE		67,211,268
INDUSTRIALS 12.3%
Aerospace & Defense 1.9%
Lockheed Martin Corp. (a)	124,223	10,817,339
Air Freight & Logistics 2.4%
United Parcel Service, Inc., Class B	171,400	13,499,464
Airlines 0.1%
United Continental Holdings, Inc. (a)(b)	14,100	343,053
Commercial Services & Supplies 0.6%
Pitney Bowes, Inc. (a)	193,800	2,901,186
RR Donnelley & Sons Co. (a)	40,998	482,546
Total		3,383,732
Construction & Engineering 0.7%
Chicago Bridge & Iron Co. NV	106,800	4,054,128

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.7%
Emerson Electric Co.	86,056	$4,008,488
Industrial Conglomerates 0.6%
3M Co.	40,138	3,596,365
Machinery 3.1%
Illinois Tool Works, Inc.	180,100	9,525,489
Parker Hannifin Corp. (a)	109,471	8,416,131
Total		17,941,620
Professional Services 2.2%
Dun & Bradstreet Corp. (The) (a)	126,600	9,010,122
Verisk Analytics, Inc., Class A (b)	68,800	3,389,088
Total		12,399,210
TOTAL INDUSTRIALS		70,043,399
INFORMATION TECHNOLOGY 30.1%
Communications Equipment 0.6%
QUALCOMM, Inc.	59,400	3,307,392
Computers & Peripherals 10.6%
Apple, Inc. (b)	91,011	53,150,424
Dell, Inc. (b)	546,700	6,844,684
Total		59,995,108
Electronic Equipment, Instruments & Components 0.1%
Dolby Laboratories, Inc., Class A (a)(b)	19,500	805,350
Internet Software & Services 3.6%
Google, Inc., Class A (b)	35,240	20,441,667
IT Services 4.5%
International Business Machines Corp. (a)	56,020	10,956,392
Mastercard, Inc., Class A	31,700	13,634,487
Visa, Inc., Class A	7,800	964,314
Total		25,555,193
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc. (a)(b)	976,200	5,593,626
Broadcom Corp., Class A (b)	92,300	3,119,740
Linear Technology Corp. (a)	55,400	1,735,682
Total		10,449,048
Software 8.9%
Microsoft Corp.	926,790	28,350,506

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Oracle Corp.	453,900	$13,480,830
VMware, Inc., Class A (b)	93,900	8,548,656
Total		50,379,992
TOTAL INFORMATION TECHNOLOGY		170,933,750
MATERIALS 3.8%
Chemicals 2.7%
CF Industries Holdings, Inc.	57,100	11,062,554
PPG Industries, Inc.	39,600	4,202,352
Total		15,264,906
Metals & Mining 1.1%
Cliffs Natural Resources, Inc. (a)	86,434	4,260,332
Southern Copper Corp. (a)	63,000	1,985,130
Total		6,245,462
TOTAL MATERIALS		21,510,368
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	321,100	14,269,684
TOTAL TELECOMMUNICATION SERVICES		14,269,684
UTILITIES 0.4%
Gas Utilities 0.4%
ONEOK, Inc.	57,600	2,437,056
TOTAL UTILITIES		2,437,056
Total Common Stocks (Cost: $470,304,620)		$558,159,259

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.152% (d)(e)	8,918,449	$8,918,449
Total Money Market Funds (Cost: $8,918,449)		$8,918,449

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.6%
Asset-Backed Commercial Paper 0.7%
Atlantis One
10/11/12	0.541%	$3,989,020	$3,989,020
Commercial Paper 0.4%
Development Bank of Singapore Ltd.
08/02/12	0.551%	1,994,683	1,994,683
Repurchase Agreements 16.5%
Citibank NA dated 06/29/12, matures 07/02/12, repurchase price $20,000,333 (f)
	0.200%	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price $5,000,104 (f)
	0.250%	5,000,000	5,000,000
Natixis Financial Products, Inc. (f) dated 06/29/12, matures 07/02/12, repurchase price $10,000,208
	0.250%	10,000,000	10,000,000
repurchase price $18,000,375
	0.250%	18,000,000	18,000,000
repurchase price $25,000,625
	0.300%	25,000,000	25,000,000
Nomura Securities dated 06/29/12, matures 07/02/12, repurchase price $10,000,200 (f)
	0.240%	10,000,000	10,000,000
Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $5,733,430 (f)
	0.190%	5,733,339	5,733,339
Total			93,733,339
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $99,717,042)			$99,717,042
Total Investments
(Cost: $578,940,111) (g)			$666,794,750(h)
Other Assets & Liabilities, Net			(99,550,080)
Net Assets			$567,244,670

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	29	9,833,900	Sept. 2012	310,750	—

Notes to Portfolio of Investments
(a)	At June 30, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At June 30, 2012, investments in securities included securities valued at $5,253,998 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	5,983,164	140,579,473	(137,644,188)	—	8,918,449	10,591	8,918,449

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	9,610,330
Fannie Mae-Aces	659,101
Freddie Mac REMICS	7,950,785
Government National Mortgage Association	2,179,784
Total Market Value of Collateral Securities	20,400,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae REMICS	2,351,022
Freddie Mac REMICS	2,748,978
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	1,648,417
United States Treasury Note/Bond	8,551,797
Total Market Value of Collateral Securities	10,200,214

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	2,745,044
Fannie Mae REMICS	4,748,989
Federal Home Loan Banks	622,724
Federal National Mortgage Association	622,591
Freddie Mac Gold Pool	1,593,436
Freddie Mac Non Gold Pool	591,105
Freddie Mac REMICS	2,822,606
Government National Mortgage Association	3,342,161
United States Treasury Note/Bond	1,271,727
Total Market Value of Collateral Securities	18,360,383

Natixis Financial Products, Inc. (0.300%)

Security Description	Value ($)
Fannie Mae Pool	8,187,440
Fannie Mae REMICS	7,921,150
Freddie Mac REMICS	3,647,307
Government National Mortgage Association	1,758,341
United States Treasury Note/Bond	3,986,400
Total Market Value of Collateral Securities	25,500,638

Nomura Securities (0.240%)

Security Description	Value ($)
Fannie Mae Pool	6,925,670
Freddie Mac Gold Pool	3,274,330
Total Market Value of Collateral Securities	10,200,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	3,573,861
Freddie Mac Gold Pool	2,274,145
Total Market Value of Collateral Securities	5,848,006

(g)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $578,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$96,376,000
Unrealized Depreciation	(8,521,000)
Net Unrealized Appreciation	$87,855,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	85,496,046	—	—	85,496,046
Consumer Staples	73,203,744	—	—	73,203,744
Energy	27,606,318	—	—	27,606,318
Financials	25,447,626	—	—	25,447,626
Health Care	67,211,268	—	—	67,211,268
Industrials	70,043,399	—	—	70,043,399
Information Technology	170,933,750	—	—	170,933,750
Materials	21,510,368	—	—	21,510,368
Telecommunication Services	14,269,684	—	—	14,269,684
Utilities	2,437,056	—	—	2,437,056
Total Equity Securities	558,159,259	—	—	558,159,259

Other
Money Market Funds	8,918,449	—	—	8,918,449
Investments of Cash Collateral Received for Securities on Loan	—	99,717,042	—	99,717,042
Total Other	8,918,449	99,717,042	—	108,635,491

Investments in Securities	567,077,708	99,717,042	—	666,794,750
Derivatives
Assets
Futures Contracts	310,750	—	—	310,750
Total	567,388,458	99,717,042	—	667,105,500

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 8.0%
Automobiles 1.2%
General Motors Co. (a)(b)	153,600	$3,028,992
Media 2.8%
DISH Network Corp., Class A	145,050	4,141,178
McGraw-Hill Companies, Inc. (The)	65,000	2,925,000
Total		7,066,178
Multiline Retail 1.1%
Dillard’s, Inc., Class A (b)	41,500	2,642,720
Specialty Retail 2.9%
Aaron’s, Inc. (b)	155,100	4,390,881
GameStop Corp., Class A (b)	161,300	2,961,468
Total		7,352,349
TOTAL CONSUMER DISCRETIONARY		20,090,239
CONSUMER STAPLES 7.1%
Food & Staples Retailing 3.6%
Kroger Co. (The)	102,500	2,376,975
Safeway, Inc. (b)	192,500	3,493,875
Wal-Mart Stores, Inc.	45,900	3,200,148
Total		9,070,998
Food Products 0.7%
Campbell Soup Co. (b)	7,700	257,026
Tyson Foods, Inc., Class A	76,100	1,432,963
Total		1,689,989
Household Products 0.7%
Procter & Gamble Co. (The)	27,882	1,707,773
Tobacco 2.1%
Lorillard, Inc.	5,400	712,530
Philip Morris International, Inc.	53,740	4,689,352
Total		5,401,882
TOTAL CONSUMER STAPLES		17,870,642
ENERGY 15.2%
Energy Equipment & Services 0.5%
Diamond Offshore Drilling, Inc.	9,000	532,170
McDermott International, Inc. (a)	23,900	266,246
National Oilwell Varco, Inc.	5,100	328,644
Total		1,127,060

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 14.7%
Chevron Corp.	92,946	$9,805,803
ConocoPhillips (c)	114,708	6,409,883
Exxon Mobil Corp.	112,900	9,660,853
Marathon Oil Corp.	180,775	4,622,417
Tesoro Corp. (a)	97,200	2,426,112
Valero Energy Corp.	172,503	4,165,947
Total		37,091,015
TOTAL ENERGY		38,218,075
FINANCIALS 25.0%
Capital Markets 3.0%
American Capital Ltd. (a)(b)	22,000	221,540
Ares Capital Corp.	66,500	1,061,340
BlackRock, Inc.	23,800	4,041,716
Goldman Sachs Group, Inc. (The)	24,400	2,338,984
Total		7,663,580
Commercial Banks 3.9%
U.S. Bancorp	8,700	279,792
Wells Fargo & Co.	284,865	9,525,885
Total		9,805,677
Consumer Finance 3.1%
Discover Financial Services	144,527	4,997,744
SLM Corp.	175,500	2,757,105
Total		7,754,849
Diversified Financial Services 4.7%
Citigroup, Inc.	101,549	2,783,458
JPMorgan Chase & Co.	253,020	9,040,405
Total		11,823,863
Insurance 6.5%
Aflac, Inc.	24,700	1,051,973
Allstate Corp. (The)	13,100	459,679
Berkshire Hathaway, Inc., Class B (a)	17,060	1,421,610
Everest Re Group Ltd.	5,300	548,497
Hartford Financial Services Group, Inc.	28,700	505,981
Lincoln National Corp. (b)	59,400	1,299,078
MetLife, Inc.	151,500	4,673,775
Protective Life Corp. (b)	136,509	4,014,730
Prudential Financial, Inc.	23,000	1,113,890
Reinsurance Group of America, Inc.	21,627	1,150,772
Travelers Companies, Inc. (The)	4,100	261,744
Total		16,501,729
Real Estate Investment Trusts (REITs) 3.8%
American Capital Agency Corp.	34,500	1,159,545

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Public Storage	1,400	$202,174
Simon Property Group, Inc.	29,798	4,638,357
Taubman Centers, Inc.	46,500	3,587,940
Total		9,588,016
TOTAL FINANCIALS		63,137,714
HEALTH CARE 12.1%
Health Care Providers & Services 2.7%
Humana, Inc.	39,400	3,051,136
UnitedHealth Group, Inc.	65,300	3,820,050
Total		6,871,186
Pharmaceuticals 9.4%
Abbott Laboratories	42,300	2,727,081
Eli Lilly & Co.	35,100	1,506,141
Johnson & Johnson	12,575	849,567
Merck & Co., Inc.	193,100	8,061,925
Pfizer, Inc.	456,187	10,492,301
Total		23,637,015
TOTAL HEALTH CARE		30,508,201
INDUSTRIALS 9.2%
Aerospace & Defense 3.5%
Lockheed Martin Corp.	50,000	4,354,000
Northrop Grumman Corp.	51,500	3,285,185
Raytheon Co.	22,000	1,244,980
Total		8,884,165
Commercial Services & Supplies 2.1%
Pitney Bowes, Inc. (b)	228,300	3,417,651
RR Donnelley & Sons Co. (b)	148,049	1,742,537
Total		5,160,188
Industrial Conglomerates 3.3%
General Electric Co.	162,247	3,381,227
Tyco International Ltd.	94,500	4,994,325
Total		8,375,552
Machinery 0.3%
Parker Hannifin Corp.	9,000	691,920
TOTAL INDUSTRIALS		23,111,825

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 2.5%
Cisco Systems, Inc.	375,700	$6,450,769
Computers & Peripherals 0.9%
Dell, Inc. (a)	187,000	2,341,240
IT Services 0.7%
Visa, Inc., Class A	13,500	1,669,005
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc.	300,400	3,442,584
Software 1.6%
Microsoft Corp.	135,085	4,132,250
TOTAL INFORMATION TECHNOLOGY		18,035,848
MATERIALS 3.6%
Chemicals 3.1%
CF Industries Holdings, Inc.	22,300	4,320,402
LyondellBasell Industries NV, Class A	84,600	3,406,842
Total		7,727,244
Metals & Mining 0.1%
Cliffs Natural Resources, Inc.	5,900	290,811
Paper & Forest Products 0.4%
Domtar Corp.	12,800	981,888
TOTAL MATERIALS		8,999,943
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%
AT&T, Inc.	153,865	5,486,826
Verizon Communications, Inc.	99,510	4,422,224
Total		9,909,050
TOTAL TELECOMMUNICATION SERVICES		9,909,050
UTILITIES 7.2%
Electric Utilities 2.1%
Entergy Corp.	63,775	4,329,685
OGE Energy Corp.	17,700	916,683
Total		5,246,368

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 1.0%
ONEOK, Inc.	61,700	$2,610,527
Independent Power Producers & Energy Traders 1.8%
AES Corp. (The) (a)	348,800	4,475,104
Multi-Utilities 2.3%
Ameren Corp.	26,200	878,748
Public Service Enterprise Group, Inc.	149,910	4,872,075
Total		5,750,823
TOTAL UTILITIES		18,082,822
Total Common Stocks (Cost: $216,780,450)		$247,964,359

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.152% (d)(e)	3,778,474	$3,778,474
Total Money Market Funds (Cost: $3,778,474)		$3,778,474

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.6%
Repurchase Agreements 7.6%
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $5,000,104 (f)
	0.250%	$5,000,000	$5,000,000
Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price $3,000,060 (f)
	0.240%	3,000,000	3,000,000
Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price $3,500,079 (f)
	0.270%	3,500,000	3,500,000
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $7,621,816 (f)
	0.190%	7,621,695	7,621,695
Total			19,121,695
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $19,121,695)			$19,121,695
Total Investments
(Cost: $239,680,619) (g)			$270,864,528(h)
Other Assets & Liabilities, Net			(18,954,757)
Net Assets			$251,909,771

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	13	4,408,300	September, 2012	171,880	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At June 30, 2012, security was partially or fully on loan.
(c)	At June 30, 2012, investments in securities included securities valued at $1,844,040 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	5,111,366	51,918,462	(53,251,354)	—	3,778,474	5,200	3,778,474

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	762,512
Fannie Mae REMICS	1,319,164
Federal Home Loan Banks	172,979
Federal National Mortgage Association	172,941
Freddie Mac Gold Pool	442,621
Freddie Mac Non Gold Pool	164,196
Freddie Mac REMICS	784,057
Government National Mortgage Association	928,378
United States Treasury Note/Bond	353,258
Total Market Value of Collateral Securities	5,100,106

Nomura Securities (0.240%)

Security Description	Value ($)
Fannie Mae Pool	2,077,701
Freddie Mac Gold Pool	982,299
Total Market Value of Collateral Securities	3,060,000

Pershing LLC (0.270%)

Security Description	Value ($)
Fannie Mae Pool	293,405
Fannie Mae REMICS	531,140
Fannie Mae-Aces	34,590
Freddie Mac Reference REMIC	10,682
Freddie Mac REMICS	1,298,041
Government National Mortgage Association	1,402,142
Total Market Value of Collateral Securities	3,570,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	4,750,963
Freddie Mac Gold Pool	3,023,166
Total Market Value of Collateral Securities	7,774,129

(g)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $239,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,100,000
Unrealized Depreciation	(6,916,000)
Net Unrealized Appreciation	$31,184,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,090,239	—	—	20,090,239
Consumer Staples	17,870,642	—	—	17,870,642
Energy	38,218,075	—	—	38,218,075
Financials	63,137,714	—	—	63,137,714
Health Care	30,508,201	—	—	30,508,201
Industrials	23,111,825	—	—	23,111,825
Information Technology	18,035,848	—	—	18,035,848
Materials	8,999,943	—	—	8,999,943
Telecommunication Services	9,909,050	—	—	9,909,050
Utilities	18,082,822	—	—	18,082,822
Total Equity Securities	247,964,359	—	—	247,964,359

Other
Money Market Funds	3,778,474	—	—	3,778,474
Investments of Cash Collateral Received for Securities on Loan	—	19,121,695	—	19,121,695
Total Other	3,778,474	19,121,695	—	22,900,169

Investments in Securities	251,742,833	19,121,695	—	270,864,528
Derivatives
Assets
Futures Contracts	171,880	—	—	171,880
Total	251,914,713	19,121,695	—	271,036,408

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Strategic Allocation Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 60.5%
CONSUMER DISCRETIONARY 7.2%
Auto Components 0.1%
Bharat Forge Ltd.	34,363	$185,795
Cooper Tire & Rubber Co.	3,800	66,652
Dana Holding Corp.	8,000	102,480
Delphi Automotive PLC (a)(b)	6,500	165,750
Hankook Tire Co., Ltd.	6,309	251,599
Mahle-Metal Leve SA Industria e Comercio	25,400	251,028
Standard Motor Products, Inc. (b)	14,470	203,737
Total		1,227,041
Automobiles 0.5%
Brilliance China Automotive Holdings Ltd. (a)(b)	156,000	137,875
Daihatsu Motor Co., Ltd.	98,000	1,715,703
Hyundai Motor Co.	3,053	626,764
Nissan Motor Co., Ltd.	178,000	1,690,240
Thor Industries, Inc.	3,100	84,971
Tofas Turk Otomobil Fabrikasi AS	107,459	461,100
Total		4,716,653
Distributors —%
VOXX International Corp. (a)	27,200	253,504
Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A (a)	112,300	4,064,137
Bridgepoint Education, Inc. (a)(b)	24,500	534,100
Capella Education Co. (a)(b)	8,300	288,508
Coinstar, Inc. (a)(b)	9,900	679,734
Grand Canyon Education, Inc. (a)	3,800	79,572
ITT Educational Services, Inc. (a)(b)	1,700	103,275
Total		5,749,326
Hotels, Restaurants & Leisure 0.2%
Domino’s Pizza, Inc.	7,800	241,098
Genting Bhd	57,600	172,009
Jubilant Foodworks Ltd. (a)	10,329	217,497
Multimedia Games Holdings Co., Inc. (a)	41,700	583,800
Town Sports International Holdings, Inc. (a)	5,800	77,082
Wynn Macau Ltd. (b)	68,400	161,404
Total		1,452,890
Household Durables 0.1%
American Greetings Corp., Class A (b)	21,400	312,868
Arcelik AS	40,330	204,091
Tempur-Pedic International, Inc. (a)(b)	18,300	428,037
Total		944,996

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail 0.1%
Expedia, Inc.	10,100	$485,507
Leisure Equipment & Products 0.3%
Arctic Cat, Inc. (a)(b)	13,080	478,205
Giant Manufacturing Co., Ltd.	43,000	199,161
Polaris Industries, Inc.	14,500	1,036,460
Smith & Wesson Holding Corp. (a)	10,900	90,579
Sturm Ruger & Co., Inc. (b)	12,900	517,935
Total		2,322,340
Media 2.1%
Comcast Corp., Class A	20,000	639,400
Daiichikosho Co., Ltd.	70,100	1,409,255
DIRECTV, Class A (a)	114,124	5,571,534
Discovery Communications, Inc., Class A (a)	19,300	1,042,200
DISH Network Corp., Class A	165,241	4,717,630
McGraw-Hill Companies, Inc. (The)	69,900	3,145,500
PT Media Nusantara Citra Tbk	1,756,500	374,265
Scholastic Corp.	18,100	509,696
Sinclair Broadcast Group, Inc., Class A	56,700	513,702
Valassis Communications, Inc. (a)(b)	8,600	187,050
Total		18,110,232
Multiline Retail 0.6%
Big Lots, Inc. (a)	7,300	297,767
Dillard’s, Inc., Class A	13,400	853,312
Dollar Tree, Inc. (a)	8,600	462,680
Macy’s, Inc.	94,400	3,242,640
SACI Falabella	47,985	438,405
Total		5,294,804
Specialty Retail 2.3%
Aaron’s, Inc.	37,100	1,050,301
AutoZone, Inc. (a)	1,300	477,321
Bed Bath & Beyond, Inc. (a)	15,506	958,271
Belle International Holdings Ltd.	161,000	275,819
Best Buy Co., Inc. (b)	29,700	622,512
Buckle, Inc. (The) (b)	12,500	494,625
Cato Corp. (The), Class A (b)	19,196	584,710
Cia Hering	15,522	294,829
Express, Inc. (a)(b)	24,780	450,253
Finish Line, Inc., Class A (The) (b)	10,200	213,282
Foot Locker, Inc.	7,000	214,060
Francesca’s Holdings Corp. (a)	11,700	316,017
GameStop Corp., Class A (b)	7,100	130,356
Home Depot, Inc. (The)	37,800	2,003,022

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Home Product Center PCL, Foreign Registered Shares	495,688	$197,961
Kirkland’s, Inc. (a)	13,100	147,375
Mr. Price Group Ltd.	16,298	223,447
O’Reilly Automotive, Inc. (a)	6,800	569,636
PetSmart, Inc.	3,100	211,358
Pier 1 Imports, Inc.	14,000	230,020
PT Ace Hardware Indonesia Tbk	608,500	329,703
PT Indomobil Sukses Internasional Tbk	262,000	196,968
Rent-A-Center, Inc.	17,296	583,567
Ross Stores, Inc.	58,500	3,654,495
SA SA International Holdings Ltd.	300,000	190,072
Select Comfort Corp. (a)	4,900	102,508
TJX Companies, Inc.	125,500	5,387,715
Total		20,110,203
Textiles, Apparel & Luxury Goods 0.2%
Titan Industries Ltd.	45,507	183,241
Trinity Ltd.	404,334	256,135
Youngone Corp.	53,760	1,487,990
Total		1,927,366
TOTAL CONSUMER DISCRETIONARY		62,594,862
CONSUMER STAPLES 6.0%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	85,008	2,383,624
Companhia de Bebidas Americas, ADR	13,838	530,411
Fomento Economico Mexicano SAB de CV, ADR	3,772	336,651
Total		3,250,686
Food & Staples Retailing 2.4%
Clicks Group Ltd.	46,726	307,586
CP ALL PCL, Foreign Registered Shares	276,720	311,439
CVS Caremark Corp.	22,203	1,037,546
Eurocash SA	37,372	461,404
Koninklijke Ahold NV	199,835	2,475,416
Kroger Co. (The)	142,210	3,297,850
Lawson, Inc. (b)	35,100	2,454,595
Magnit OJSC, GDR (c)	7,035	212,610
PT Sumber Alfaria Trijaya Tbk	224,500	114,943
Raia Drogasil SA	13,214	132,239
Safeway, Inc. (b)	114,300	2,074,545

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	107,257	$7,477,958
Total		20,358,131
Food Products 1.0%
AVI Ltd.	73,275	449,194
Cal-Maine Foods, Inc. (b)	8,709	340,522
Campbell Soup Co. (b)	69,800	2,329,924
Charoen Pokphand Foods PCL, Foreign Registered Shares	315,850	386,050
Hershey Co. (The)	19,491	1,403,937
Omega Protein Corp. (a)	19,600	144,256
PT Nippon Indosari Corpindo Tbk	747,000	330,180
Smithfield Foods, Inc. (a)	10,600	229,278
Tyson Foods, Inc., Class A	135,400	2,549,582
Want Want China Holdings Ltd.	222,000	274,534
Total		8,437,457
Household Products 0.1%
Kimberly-Clark Corp. (b)	8,180	685,239
LG Household & Health Care Ltd.	494	266,522
Total		951,761
Personal Products 0.2%
Herbalife Ltd. (b)	10,500	507,465
Medifast, Inc. (a)(b)	1,700	33,456
Nature’s Sunshine Products, Inc.	2,100	31,710
Nu Skin Enterprises, Inc., Class A (b)	12,158	570,210
Revlon, Inc., Class A (a)	11,500	163,645
Usana Health Sciences, Inc. (a)(b)	13,800	567,456
Total		1,873,942
Tobacco 1.9%
Altria Group, Inc.	19,600	677,180
ITC Ltd.	46,222	215,241
Japan Tobacco, Inc.	88,400	2,618,907
Lorillard, Inc. (b)	35,200	4,644,640
Philip Morris International, Inc.	90,736	7,917,623
PT Gudang Garam Tbk	48,790	322,330
Universal Corp. (b)	5,300	245,549
Total		16,641,470
TOTAL CONSUMER STAPLES		51,513,447
ENERGY 5.7%
Energy Equipment & Services 0.6%
Core Laboratories NV	1,705	197,610
Diamond Offshore Drilling, Inc.	12,400	733,212
Helix Energy Solutions Group, Inc. (a)	16,700	274,047

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Matrix Service Co. (a)(b)	10,900	$123,715
McDermott International, Inc. (a)	8,500	94,690
National Oilwell Varco, Inc.	47,625	3,068,955
Oceaneering International, Inc.	9,600	459,456
Parker Drilling Co. (a)	17,700	79,827
PHI, Inc. (a)	9,100	253,071
Total		5,284,583
Oil, Gas & Consumable Fuels 5.1%
Apache Corp.	29,680	2,608,575
Cairn India Ltd. (a)	17,517	97,312
Chevron Corp. (d)	69,394	7,321,067
China Shenhua Energy Co., Ltd., Class H	49,500	175,146
Cloud Peak Energy, Inc. (a)	27,900	471,789
CNOOC Ltd.	137,000	276,208
ConocoPhillips	68,851	3,847,394
CONSOL Energy, Inc.	10,100	305,424
CVR Energy, Inc. (a)	10,500	279,090
Delek U.S. Holdings, Inc.	1,500	26,385
Energen Corp.	8,200	370,066
Energy XXI Bermuda Ltd. (b)	4,000	125,160
Exxon Mobil Corp.	55,711	4,767,190
Gazprom OAO, ADR	89,959	854,197
Lukoil OAO, ADR	9,992	559,935
Marathon Oil Corp.	95,300	2,436,821
Noble Energy, Inc.	400	33,928
NovaTek OAO, GDR (c)	4,045	431,916
Peabody Energy Corp.	32,900	806,708
PetroChina Co., Ltd., Class H	704,000	911,160
PTT PCL, Foreign Registered Shares	26,400	270,434
QEP Resources, Inc. (b)	29,700	890,109
Royal Dutch Shell PLC, Class B	103,447	3,612,757
Sakari Resources Ltd.	130,000	142,327
SK Innovation Co., Ltd.	2,265	277,479
Stone Energy Corp. (a)	19,275	488,429
Tesoro Corp. (a)	33,600	838,656
Total SA (b)	76,352	3,436,521
Ultrapar Participacoes SA	18,400	418,478
VAALCO Energy, Inc. (a)(b)	60,300	520,389
Valero Energy Corp. (d)	226,800	5,477,220
W&T Offshore, Inc. (b)	24,400	373,320
Western Refining, Inc. (b)	25,100	558,977
World Fuel Services Corp. (b)	8,839	336,147

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (a)	5,700	$92,226
Total		44,438,940
TOTAL ENERGY		49,723,523
FINANCIALS 10.3%
Capital Markets 0.6%
Ares Capital Corp.	1,300	20,748
BlackRock, Inc.	6,100	1,035,902
CETIP SA - Mercados Organizados	15,435	192,813
Franklin Resources, Inc.	14,993	1,664,073
GAMCO Investors, Inc., Class A (b)	5,500	244,145
Gladstone Investment Corp. (b)	43,300	319,987
Invesco Ltd.	42,700	965,020
Medley Capital Corp.	10,900	131,236
T Rowe Price Group, Inc. (b)	8,900	560,344
THL Credit, Inc.	4,000	53,880
Virtus Investment Partners, Inc. (a)	1,600	129,600
Total		5,317,748
Commercial Banks 2.7%
Australia & New Zealand Banking Group Ltd.	101,471	2,311,519
Banco Bradesco SA, ADR (b)	34,013	505,773
Banco Latinoamericano de Comercio Exterior SA, Class E	19,900	426,457
Bangkok Bank PCL, Foreign Registered Shares	305,100	1,856,208
Banner Corp.	3,000	65,730
China Construction Bank Corp., Class H	348,190	240,556
Credicorp Ltd.	869	109,398
CVB Financial Corp. (b)	50,400	587,160
DBS Group Holdings Ltd.	261,000	2,882,926
Enterprise Financial Services Corp.	18,900	207,144
Fifth Third Bancorp	70,600	946,040
First Interstate Bancsystem, Inc. (b)	5,100	72,624
First Merchants Corp. (b)	30,000	373,800
Great Southern Bancorp, Inc.	1,800	49,644
Grupo Financiero Banorte SAB de CV, Class O	27,300	141,087
HDFC Bank Ltd., ADR	15,304	498,910
ICICI Bank Ltd., ADR	10,491	340,013
Industrial & Commercial Bank of China, Class H	1,662,020	931,709
Itaú Unibanco Holding SA, ADR	15,013	208,981
Kasikornbank PCL, Foreign Registered Shares	116,440	600,407

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
KeyCorp	75,900	$587,466
MainSource Financial Group, Inc. (b)	44,388	525,110
Metropolitan Bank & Trust	317,908	701,660
Oriental Financial Group, Inc.	17,100	189,468
PT Bank Tabungan Pensiunan Nasional Tbk (a)	416,500	177,975
Republic Bancorp, Inc., Class A (b)	22,200	493,950
RHB Capital Bhd	113,720	266,327
Sberbank of Russia	70,879	189,592
Security Bank Corp.	103,690	352,307
Turkiye Garanti Bankasi AS	145,860	574,179
Turkiye Halk Bankasi AS	27,271	213,955
U.S. Bancorp	12,600	405,216
Virginia Commerce Bancorp, Inc. (a)(b)	14,000	118,020
Wells Fargo & Co.	139,933	4,679,360
Total		22,830,671
Consumer Finance 1.0%
Discover Financial Services (d)	179,764	6,216,239
Nelnet, Inc., Class A	21,700	499,100
SLM Corp.	90,400	1,420,184
World Acceptance Corp. (a)(b)	5,800	381,640
Total		8,517,163
Diversified Financial Services 1.5%
FirstRand Ltd.	100,863	326,478
GT Capital Holdings, Inc. (a)	151,120	1,811,216
IntercontinentalExchange, Inc. (a)	11,968	1,627,409
JPMorgan Chase & Co.	210,358	7,516,092
Moody’s Corp.	47,800	1,747,090
Total		13,028,285
Insurance 1.8%
Aflac, Inc.	27,040	1,151,634
American Equity Investment Life Holding Co.	45,300	498,753
Assurant, Inc.	4,600	160,264
CNO Financial Group, Inc. (b)	33,749	263,242
Everest Re Group Ltd.	5,200	538,148
Hartford Financial Services Group, Inc.	49,900	879,737
Horace Mann Educators Corp.	29,000	506,920
Lancashire Holdings Ltd.	172,327	2,153,390

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp. (d)	84,296	$1,843,553
MetLife, Inc.	165,600	5,108,760
National Financial Partners Corp. (a)(b)	28,400	380,560
Protective Life Corp.	35,314	1,038,585
Reinsurance Group of America, Inc.	10,400	553,384
Symetra Financial Corp.	48,400	610,808
Total		15,687,738
Real Estate Investment Trusts (REITs) 2.6%
American Capital Agency Corp.	33,600	1,129,296
ARMOUR Residential REIT, Inc. (b)	64,800	460,728
BGP Holdings PLC (e)(f)	581,000	1
Capstead Mortgage Corp.	40,718	566,387
CBL & Associates Properties, Inc. (b)	41,600	812,864
CDL Hospitality Trusts	1,906,000	2,948,034
CommonWealth REIT	14,800	282,976
Coresite Realty Corp. (b)	21,400	552,548
CYS Investments, Inc.	32,600	448,902
Digital Realty Trust, Inc. (b)	21,100	1,583,977
DuPont Fabros Technology, Inc. (b)	3,300	94,248
Equity Lifestyle Properties, Inc.	8,100	558,657
Extra Space Storage, Inc.	49,600	1,517,760
First Industrial Realty Trust, Inc. (a)	44,500	561,590
Hatteras Financial Corp.	10,500	300,300
Hospitality Properties Trust	40,100	993,277
Mission West Properties, Inc.	30,200	260,324
Monmouth Real Estate Investment Corp., Class A (b)	20,100	235,572
Rayonier, Inc.	21,850	981,065
RLJ Lodging Trust	30,000	543,900
Simon Property Group, Inc.	38,076	5,926,910
Sunstone Hotel Investors, Inc. (a)	8,500	93,415
Taubman Centers, Inc.	14,400	1,111,104
Two Harbors Investment Corp.	43,500	450,660
Ventas, Inc.	2,100	132,552
Total		22,547,047
Real Estate Management & Development 0.1%
BR Malls Participacoes SA	25,120	284,531
China Vanke Co., Ltd., Class B	190,976	251,766
LPN Development PCL, Foreign Registered Shares	354,677	194,369
Total		730,666
Thrifts & Mortgage Finance —%
BofI Holding, Inc. (a)	5,780	114,213

Issuer	Shares	Value

Common Stocks (continued)
FINANCE (CONTINUED)
Thrifts & Mortgage Finance (continued)
Walker & Dunlop, Inc. (a)	18,500	$237,725
Total		351,938
TOTAL FINANCIALS		89,011,256
HEALTH CARE 6.7%
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. (a)	5,600	556,080
Alkermes PLC (a)	13,900	235,883
Amgen, Inc.	75,300	5,499,912
InterMune, Inc. (a)(b)	15,800	188,810
Medivation, Inc. (a)	4,900	447,860
Momenta Pharmaceuticals, Inc. (a)	14,826	200,448
Onyx Pharmaceuticals, Inc. (a)	9,100	604,695
PDL BioPharma, Inc. (b)	56,000	371,280
Progenics Pharmaceuticals, Inc. (a)(b)	40,800	399,024
Regeneron Pharmaceuticals, Inc. (a)	3,200	365,504
Vertex Pharmaceuticals, Inc. (a)	9,000	503,280
Total		9,372,776
Health Care Equipment & Supplies 0.6%
Analogic Corp.	8,133	504,246
Boston Scientific Corp. (a)	189,500	1,074,465
CONMED Corp. (b)	5,825	161,178
Hill-Rom Holdings, Inc.	18,129	559,279
IRIS International, Inc. (a)	5,600	63,280
Masimo Corp. (a)	6,600	147,708
Natus Medical, Inc. (a)	20,700	240,534
Orthofix International NV (a)	12,984	535,590
ResMed, Inc. (a)	7,600	237,120
Zimmer Holdings, Inc.	19,300	1,242,148
Total		4,765,548
Health Care Providers & Services 1.1%
AmerisourceBergen Corp.	31,300	1,231,655
HCA Holdings, Inc.	6,900	209,967
Humana, Inc.	47,000	3,639,680
Life Healthcare Group Holdings Ltd.	77,300	294,802
Magellan Health Services, Inc. (a)	1,678	76,064
Molina Healthcare, Inc. (a)	18,300	429,318
National Research Corp.	591	30,939
Odontoprev SA	40,641	204,975
Sun Healthcare Group, Inc. (a)(b)	74,900	626,913
Triple-S Management Corp., Class B (a)(b)	18,700	341,836
UnitedHealth Group, Inc.	31,490	1,842,165

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Universal American Corp. (a)(b)	16,100	$169,533
WellCare Health Plans, Inc. (a)	10,700	567,100
Total		9,664,947
Life Sciences Tools & Services 0.2%
PAREXEL International Corp. (a)(b)	11,700	330,291
Total		1,757,315
Pharmaceuticals 3.7%
Abbott Laboratories	67,800	4,371,066
Eli Lilly & Co.	96,315	4,132,877
Forest Laboratories, Inc. (a)	2,800	97,972
Jazz Pharmaceuticals PLC (a)(b)	30,848	1,388,468
Medicines Co. (The) (a)	15,900	364,746
Merck & Co., Inc.	187,277	7,818,815
Pfizer, Inc.	297,087	6,833,001
Pozen, Inc. (a)	50,400	314,496
Questcor Pharmaceuticals, Inc. (a)(b)	2,968	158,016
Roche Holding AG, Genusschein Shares	10,570	1,825,788
Sanofi	29,640	2,243,772
Teva Pharmaceutical Industries Ltd., ADR	43,837	1,728,931
Warner Chilcott PLC, Class A (a)	52,900	947,968
Total		32,225,916
TOTAL HEALTH CARE		57,786,502
INDUSTRIALS 7.0%
Aerospace & Defense 1.6%
L-3 Communications Holdings, Inc.	15,300	1,132,353
Lockheed Martin Corp. (b)	60,526	5,270,604
National Presto Industries, Inc. (b)	2,453	171,146
Northrop Grumman Corp.	16,298	1,039,649
Raytheon Co.	60,436	3,420,073
Saab AB, Class B	162,406	2,760,589
Teledyne Technologies, Inc. (a)	1,000	61,650
Total		13,856,064
Air Freight & Logistics 0.6%
Forward Air Corp. (b)	3,000	96,810
United Parcel Service, Inc., Class B	58,744	4,626,677
Total		4,723,487
Airlines 0.1%
Alaska Air Group, Inc. (a)	16,822	603,910
Copa Holdings SA, Class A	2,291	188,961

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
United Continental Holdings, Inc. (a)(b)	9,300	$226,269
Total		1,019,140
Commercial Services & Supplies 0.7%
Consolidated Graphics, Inc. (a)	7,600	220,780
Courier Corp.	24,600	325,950
Deluxe Corp. (b)	24,500	611,030
Intersections, Inc.	22,800	361,380
Iron Mountain, Inc.	17,600	580,096
Multiplus SA	7,766	185,208
Pitney Bowes, Inc. (b)	129,013	1,931,325
Quad/Graphics, Inc. (b)	15,600	224,328
Rollins, Inc.	24,700	552,539
RR Donnelley & Sons Co. (b)	44,800	527,296
Sykes Enterprises, Inc. (a)	27,700	442,092
United Stationers, Inc.	10,500	282,975
Total		6,244,999
Construction & Engineering 0.4%
Chicago Bridge & Iron Co. NV	26,600	1,009,736
China Communications Construction Co., Ltd., Class H	463,560	411,492
CTCI Corp.	1,068,000	1,999,619
Dycom Industries, Inc. (a)	5,200	96,772
Primoris Services Corp.	7,500	90,000
Total		3,607,619
Electrical Equipment 0.1%
Generac Holdings, Inc.	21,800	524,508
LS Corp.	3,585	270,899
Total		795,407
Industrial Conglomerates 0.5%
Alfa SAB de CV, Class A	24,767	395,835
General Electric Co.	26,353	549,197
LG Corp.	2,257	109,628
Raven Industries, Inc. (b)	7,800	542,802
SM Investments Corp.	18,100	314,949
Tyco International Ltd.	49,975	2,641,179
Total		4,553,590
Machinery 1.5%
Airtac International Group	31,000	178,579
Cascade Corp.	700	32,935
Cummins India Ltd.	24,755	200,080
Dover Corp.	19,200	1,029,312
Eaton Corp.	3,300	130,779
Gildemeister AG	143,988	2,272,286

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Hiwin Technologies Corp.	9,000	$92,425
Illinois Tool Works, Inc.	43,300	2,290,137
Navistar International Corp. (a)(b)	4,600	130,502
Nordson Corp.	21,100	1,082,219
Parker Hannifin Corp.	55,300	4,251,464
Robbins & Myers, Inc.	11,400	476,748
Sauer-Danfoss, Inc.	10,400	363,272
Sun Hydraulics Corp. (b)	20,900	507,661
Turk Traktor ve Ziraat Makineleri AS	8,668	146,663
Total		13,185,062
Professional Services 0.7%
Corporate Executive Board Co. (The)	14,000	572,320
Dun & Bradstreet Corp. (The)	52,200	3,715,074
Equifax, Inc.	8,000	372,800
Qualicorp SA (a)	35,140	304,249
RPX Corp. (a)	15,500	222,425
Verisk Analytics, Inc., Class A (a)	23,500	1,157,610
Total		6,344,478
Road & Rail 0.3%
Dollar Thrifty Automotive Group, Inc. (a)	7,100	574,816
Globaltrans Investment PLC, GDR (c)	22,917	413,948
Knight Transportation, Inc.	30,300	484,497
Landstar System, Inc.	6,400	331,008
Swift Transportation Co. (a)	3,000	28,350
Werner Enterprises, Inc. (b)	20,000	477,800
Total		2,310,419
Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc.	14,800	545,380
Barloworld Ltd.	28,568	283,222
ITOCHU Corp.	190,800	2,005,434
Mills Estruturas e Servicos de Engenharia SA	23,670	318,193
PT AKR Corporindo Tbk	812,000	303,521
Total		3,455,750
Transportation Infrastructure 0.1%
China Merchants Holdings International Co., Ltd.	59,500	182,026
Hutchison Port Holdings Trust Unit	336,000	240,176
Total		422,202
TOTAL INDUSTRIALS		60,518,217

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 10.0%
Communications Equipment 0.5%
AAC Technologies Holdings, Inc.	42,000	$122,227
Bel Fuse, Inc., Class B	1,900	33,459
Cisco Systems, Inc.	169,000	2,901,730
Comtech Telecommunications Corp. (b)	4,000	114,320
Loral Space & Communications, Inc.	7,500	505,125
Plantronics, Inc. (b)	14,971	500,031
Total		4,176,892
Computers & Peripherals 2.2%
Apple, Inc. (a)	28,245	16,495,080
Catcher Technology Co., Ltd.	53,000	357,727
EMC Corp. (a)	31,500	807,345
Simplo Technology Co., Ltd.	20,000	138,128
STEC, Inc. (a)(b)	62,300	485,940
Synaptics, Inc. (a)(b)	15,100	432,313
Western Digital Corp. (a)	10,800	329,184
Total		19,045,717
Electronic Equipment, Instruments & Components 0.5%
Anixter International, Inc.	1,200	63,660
China High Precision Automation Group Ltd. (b)(e)(f)	112,050	25,724
Dolby Laboratories, Inc., Class A (a)	24,100	995,330
Hon Hai Precision Industry Co., Ltd.	53,000	160,248
Ingram Micro, Inc., Class A (a)	52,600	918,922
LG Display Co., Ltd. (a)	11,610	219,190
Plexus Corp. (a)	17,400	490,680
Sanmina-SCI Corp. (a)	64,000	524,160
SFA Engineering Corp.	4,354	208,593
Tech Data Corp. (a)(b)	18,400	886,328
Tong Hsing Electronic Industries Ltd.	49,000	159,818
Zygo Corp. (a)	7,000	125,020
Total		4,777,673
Internet Software & Services 0.6%
Ancestry.com, Inc. (a)(b)	21,600	594,648
Baidu, Inc., ADR (a)	1,748	200,985
Daum Communications Corp.	2,265	203,712
Dice Holdings, Inc. (a)(b)	44,500	417,855
Digital River, Inc. (a)	8,200	136,284
Google, Inc., Class A (a)	4,400	2,552,308
IAC/InterActiveCorp.	9,200	419,520
IntraLinks Holdings, Inc. (a)	30,800	134,904
PChome Online, Inc.	38,000	215,427
SINA Corp. (a)(b)	2,708	140,301
XO Group, Inc. (a)	7,500	66,525
Total		5,082,469

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.2%
Acxiom Corp. (a)	13,500	$203,985
CSG Systems International, Inc. (a)	21,900	378,432
International Business Machines Corp.	2,004	391,942
Mastercard, Inc., Class A	13,508	5,809,926
MAXIMUS, Inc.	9,700	501,975
Total System Services, Inc.	9,400	224,942
Unisys Corp. (a)(b)	1,500	29,325
Visa, Inc., Class A	22,100	2,732,223
Western Union Co. (The)	20,400	343,536
Total		10,616,286
Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	87,500	1,002,750
Asia Pacific Systems, Inc. (a)	9,687	115,002
Broadcom Corp., Class A (a)	108,100	3,653,780
Cohu, Inc. (b)	7,500	76,200
Iljin Display Co., Ltd.	16,690	219,333
Intersil Corp., Class A	49,300	525,045
IXYS Corp. (a)(b)	30,700	342,919
Marvell Technology Group Ltd.	86,200	972,336
MediaTek, Inc.	34,000	314,029
Micrel, Inc. (b)	34,000	324,020
NVIDIA Corp. (a)	83,400	1,152,588
Samsung Electronics Co., Ltd.	4,888	5,176,331
SK Hynix, Inc. (a)	9,400	198,491
Spreadtrum Communications, Inc., ADR (b)	25,491	449,916
Taiwan Semiconductor Manufacturing Co., Ltd.	212,530	581,794
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	144,187	2,012,850
Ultra Clean Holdings (a)	51,300	329,859
United Microelectronics Corp.	432,000	188,073
Veeco Instruments, Inc. (a)(b)	10,800	371,088
Total		18,006,404
Software 2.9%
ANSYS, Inc. (a)	3,700	233,507
AutoNavi Holdings Ltd., ADR (a)(b)	8,757	117,431
BMC Software, Inc. (a)	26,300	1,122,484
CA, Inc.	44,500	1,205,505
Citrix Systems, Inc. (a)	9,700	814,218
CommVault Systems, Inc. (a)	12,400	614,668
Fair Isaac Corp. (b)	14,400	608,832
Intuit, Inc.	6,400	379,840
Manhattan Associates, Inc. (a)	11,200	511,952
Microsoft Corp.	318,689	9,748,697

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
NCSoft Corp.	1,270	$304,673
NQ Mobile, Inc., ADR (a)(b)	16,408	134,382
Oracle Corp.	92,200	2,738,340
Quest Software, Inc. (a)	23,800	662,830
Red Hat, Inc. (a)	15,600	881,088
SolarWinds, Inc. (a)	17,200	749,232
TeleNav, Inc. (a)	18,000	110,340
VMware, Inc., Class A (a)	43,204	3,933,292
Total		24,871,311
TOTAL INFORMATION TECHNOLOGY		86,576,752
MATERIALS 3.2%
Chemicals 1.6%
Alpek SA de CV (a)	135,295	303,052
Asian Paints Ltd.	3,377	235,738
BASF SE	28,294	1,967,406
CF Industries Holdings, Inc.	32,900	6,374,046
Cheil Industries, Inc.	2,231	196,849
Eastman Chemical Co.	22,562	1,136,448
Flotek Industries, Inc. (a)	10,500	98,070
Formosa Chemicals & Fibre Corp.	64,000	169,577
Honam Petrochemical Corp.	1,511	317,591
Huchems Fine Chemical Corp.	11,680	232,012
Indorama Ventures PCL, Foreign Registered Shares	307,800	269,752
Innospec, Inc. (a)	16,300	482,643
LG Chem Ltd.	1,210	313,239
NewMarket Corp. (b)	4,317	935,062
PPG Industries, Inc.	8,400	891,408
Tredegar Corp. (b)	17,300	251,888
Total		14,174,781
Construction Materials 0.1%
PT Indocement Tunggal Prakarsa Tbk	129,250	240,891
Siam Cement PCL, NVDR	24,000	240,533
United States Lime & Minerals, Inc. (a)	1,700	79,339
Total		560,763
Containers & Packaging –%
Myers Industries, Inc. (b)	9,800	168,168
Metals & Mining 1.2%
Aurubis AG	41,526	2,005,359
CAP SA	4,333	159,648
Cliffs Natural Resources, Inc. (b)	14,771	728,063
Coeur d’Alene Mines Corp. (a)	5,600	98,336

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.	120,209	4,095,521
Gold Fields Ltd., ADR	22,002	281,846
Grupo Mexico SAB de CV, Class B	92,533	$275,039
Iluka Resources Ltd.	16,532	195,116
Newmont Mining Corp.	5,958	289,022
Vale SA	27,612	549,215
Yamana Gold, Inc.	93,372	1,437,929
Total		10,115,094
Paper & Forest Products 0.3%
Buckeye Technologies, Inc.	17,400	495,726
Domtar Corp.	10,600	813,126
International Paper Co. (d)	15,600	450,996
PH Glatfelter Co. (b)	18,800	307,756
Schweitzer-Mauduit International, Inc.	7,700	524,678
Wausau Paper Corp.	3,800	36,974
Total		2,629,256
TOTAL MATERIALS		27,648,062
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	51,888	1,850,326
Neutral Tandem, Inc. (a)	2,400	31,632
Telefonica Brasil SA, ADR	10,944	270,755
Telstra Corp., Ltd.	784,118	2,970,958
Verizon Communications, Inc.	171,685	7,629,681
Total		12,753,352
Wireless Telecommunication Services 0.7%
Advanced Information Service PCL, Foreign Registered Shares	54,300	317,720
ENTEL Chile SA	17,487	331,755
Far EasTone Telecommunications Co., Ltd.	352,000	765,833
Freenet AG	190,945	2,774,942
Mobile Telesystems OJSC, ADR	19,589	336,931
PT Tower Bersama Infrastructure Tbk (a)	562,000	196,883
Telephone & Data Systems, Inc.	42,451	903,782
U.S.A. Mobility, Inc. (b)	28,012	360,234
United States Cellular Corp. (a)	4,100	158,342
Total		6,146,422
TOTAL TELECOMMUNICATION SERVICES		18,899,774

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.2%
Electric Utilities 0.8%
El Paso Electric Co.	18,400	$610,144
Entergy Corp.	56,200	3,815,418
OGE Energy Corp.	17,500	906,325
Pinnacle West Capital Corp.	12,900	667,446
Portland General Electric Co.	23,000	613,180
Total		6,612,513
Gas Utilities 0.3%
Chesapeake Utilities Corp. (b)	7,400	323,528
ENN Energy Holdings Ltd.	88,530	312,513
Laclede Group, Inc. (The) (b)	4,800	191,088
ONEOK, Inc.	26,600	1,125,446
Southwest Gas Corp.	13,200	576,180
Towngas China Co., Ltd.	211,000	152,490
Total		2,681,245
Independent Power Producers & Energy Traders 0.6%
AES Corp. (The) (a)	416,657	5,345,709
E.ON Russia JSC	1,579,580	94,775
Total		5,440,484
Multi-Utilities 0.5%
Ameren Corp.	32,300	1,083,342
CenterPoint Energy, Inc.	600	12,402
Public Service Enterprise Group, Inc.	90,255	2,933,287
Total		4,029,031
TOTAL UTILITIES		18,763,273
Total Common Stocks (Cost: $476,304,638)		$523,035,668

Preferred Stocks 0.4%
CONSUMER STAPLES 0.3%
Household Products 0.8%
Henkel AG & Co. KGaA	36,018	$2,393,246
Total		2,393,246
TOTAL CONSUMER STAPLES		2,393,246
ENERGY 0.1%
Oil, Gas & Consumable Fuel 0.1%
Petroleo Brasileiro SA	94,770	$857,342
Total		857,342
TOTAL ENERGY		857,342
Total Preferred Stocks (Cost: $3,394,649)		$3,250,588

Issuer	Shares	Value

Convertible Preferred Stocks 0.7%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors Co., 4.750%	10,000	$331,250
TOTAL CONSUMER DISCRETIONARY		331,250
CONSUMER STAPLES –%
Food Products -%
Bunge Ltd., 4.875%	2,800	265,622
TOTAL CONSUMER STAPLES		265,622
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000% (b)	3,500	175,656
Chesapeake Energy Corp., 5.000%	4,400	322,300
Chesapeake Energy Corp., 5.750% (c)	250	212,813
Energy XXI Bermuda Ltd., 5.625% (b)	380	128,864
Whiting Petroleum Corp., 6.250%	530	101,031
Total		940,664
TOTAL ENERGY		940,664
FINANCIALS 0.3%
Capital Markets –%
UBS AG, 6.750%	3,560	63,413
Commercial Banks –%
Fifth Third Bancorp, 8.500%	2,000	271,500
Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	5,000	215,937
Bank of America Corp., 7.250%	500	487,500
Citigroup, Inc., 7.500%	5,300	449,864
Total		1,153,301
Insurance —%
MetLife, Inc., 5.000%	3,800	235,106
Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 7.000%	11,000	291,500
Health Care REIT, Inc., 6.500%	8,300	448,200
Total		739,700
TOTAL FINANCIALS		2,463,020

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.50%	9,955	$524,529
Professional Services –%
Nielsen Holdings NV, 6.250% (b)	4,400	228,712
Road & Rail –%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (c)	20,000	185,900
TOTAL INDUSTRIALS		939,141
INFORMATION TECHNOLOGY –%
IT Services –%
Unisys Corp., 6.250%	2,300	136,252
TOTAL INFORMATION TECHNOLOGY		136,252
UTILITIES 0.1%
Electric Utilities 0.1%
NextEra Energy, Inc., 5.599%	5,500	280,472
PPL Corp., 8.750%	4,820	257,533
Total		538,005
TOTAL UTILITIES		538,005
Total Convertible Preferred Stocks (Cost: $6,200,700)		$5,613,954

	Shares	Value

Exchange-Traded Funds 0.1%
iShares MSCI EAFE Index Fund	8,403	419,814
Total Exchange-Traded Funds (Cost: $416,788)		$419,814

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) 10.2%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (b)(c)
04/01/18	11.000%	486,000	$487,215
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	173,000	177,325
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	247,000	257,498

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Aerospace & Defense (continued)
03/15/21	7.125%	$115,000	$120,175
Kratos Defense & Security Solutions, Inc.
Senior Secured 06/01/17	10.000%	612,000	659,430
TransDigm, Inc.
12/15/18	7.750%	56,000	61,460
Total			1,763,103
Automotive 0.2%
Allison Transmission, Inc. (b)(c)
05/15/19	7.125%	182,000	190,190
Chrysler Group LLC/Co-Issuer, Inc. Secured (b)
06/15/21	8.250%	387,000	397,642
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	55,000	58,300
02/15/21	6.750%	156,000	168,480
Delphi Corp.
05/15/19	5.875%	145,000	154,788
05/15/21	6.125%	50,000	54,625
Lear Corp.
03/15/20	8.125%	358,000	401,855
Schaeffler Finance BV Senior Secured (c)
02/15/19	8.500%	218,000	231,080
Visteon Corp.
04/15/19	6.750%	247,000	240,208
Total			1,897,168
Banking 0.3%
Banco Cruzeiro do Sul SA Senior Unsecured (c)
01/20/16	8.250%	200,000	104,078
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	400,000	412,683
Citigroup, Inc. Senior Unsecured (b)
01/14/22	4.500%	350,000	359,866
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/24/22	5.750%	350,000	369,461
JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%	400,000	422,159
Lloyds Banking Group PLC (c)(h)
11/29/49	6.267%	193,000	115,800
Morgan Stanley Senior Unsecured
07/28/21	5.500%	300,000	295,577

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Banking (continued)
Synovus Financial Corp.
Senior Unsecured 02/15/19	7.875%	$135,000	$142,088
Total			2,221,712
Brokerage 0.1%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	560,000	641,900
Neuberger Berman Group LLC/Finance Corp. (c)
Senior Unsecured
03/15/20	5.625%	82,000	85,280
03/15/22	5.875%	123,000	128,228
Total			855,408
Building Materials 0.1%
Building Materials Corp. of America Senior Notes (c)
05/01/21	6.750%	249,000	266,430
Interface, Inc.
12/01/18	7.625%	56,000	59,640
Nortek, Inc.
12/01/18	10.000%	29,000	30,450
04/15/21	8.500%	167,000	163,243
Total			519,763
Chemicals 0.4%
Celanese U.S. Holdings LLC
06/15/21	5.875%	171,000	183,397
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured (b)
02/01/18	8.875%	120,000	122,400
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	351,000	359,775
Huntsman International LLC (b)
03/15/21	8.625%	99,000	111,623
Ineos Finance PLC Senior Secured (c)
05/15/15	9.000%	339,000	355,950
JM Huber Corp. Senior Notes (c)
11/01/19	9.875%	110,000	118,250
Koppers, Inc.
12/01/19	7.875%	18,000	19,395
LyondellBasell Industries NV (b)(c)
11/15/21	6.000%	1,007,000	1,105,182
Senior Notes
04/15/24	5.750%	215,000	230,050
MacDermid, Inc. (c)
04/15/17	9.500%	154,000	160,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Chemicals (continued)
Momentive Performance Materials, Inc. Secured
06/15/14	12.500%	$35,000	$36,488
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	6,000	6,795
Polypore International, Inc.
11/15/17	7.500%	185,000	196,331
Total			3,006,566
Construction Machinery 0.3%
Ashtead Capital, Inc. (c)(i)
07/15/22	6.500%	47,000	47,000
CNH Capital LLC (c)
11/01/16	6.250%	684,000	731,880
Case New Holland, Inc.
12/01/17	7.875%	193,000	222,915
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	73,140
Manitowoc Co., Inc. (The)
02/15/18	9.500%	55,000	60,019
Neff Rental LLC/Finance Corp. Secured (c)
05/15/16	9.625%	350,000	350,000
Terex Corp.
04/01/20	6.500%	80,000	81,000
UR Merger Sub Corp.
12/15/19	9.250%	218,000	243,070
Senior Unsecured
02/01/21	8.250%	105,000	111,825
UR Merger Sub Corp. (b)
09/15/20	8.375%	259,000	272,597
UR Merger Sub Corp. (c)
05/15/20	7.375%	87,000	90,915
04/15/22	7.625%	94,000	98,465
Secured
07/15/18	5.750%	106,000	110,240
Total			2,493,066
Consumer Cyclical Services –%
Goodman Networks, Inc. Senior Secured (c)
07/01/18	12.125%	216,000	226,800
Realogy Corp. Senior Secured (b)(c)
01/15/20	9.000%	124,000	127,720
Total			354,520

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Consumer Products 0.1%
Beam, Inc.
Senior Unsecured 05/15/22	3.250%		$175,000	$176,008
Libbey Glass, Inc. (c) 05/15/20	6.875%		70,000	72,275
Mead Products LLC/ACCO Brands Corp. (b)(c)
04/30/20	6.750%		67,000	70,685
Spectrum Brands, Inc. (c)
03/15/20	6.750%		224,000	231,280
Total				550,248
Diversified Manufacturing 0.1%
Actuant Corp. (c)
06/15/22	5.625%		96,000	98,400
Amsted Industries, Inc. Senior Notes (c)
03/15/18	8.125%		225,000	239,063
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%		224,000	237,440
Tomkins LLC/Inc. Secured
10/01/18	9.000%		321,000	357,112
Total				932,015
Electric 0.4%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%		55,000	63,112
AES Corp. (The) (c)
Senior Unsecured
07/01/21	7.375%		535,000	595,187
Calpine Corp. Senior Secured (c)
02/15/21	7.500%		488,000	529,480
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%		25,000	26,071
Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	700,000	374,658
DTE Energy Co. Senior Unsecured
06/01/16	6.350%		550,000	638,969
Florida Power & Light Co. 1st Mortgage
06/01/42	4.050%		70,000	73,792
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%		129,000	127,549
Nevada Power Co.
05/15/18	6.500%		710,000	873,881

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC Senior Secured (c)
06/01/42	5.300%	$90,000	$94,763
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	250,000	252,292
Tampa Electric Co. Senior Unsecured
06/15/42	4.100%	40,000	40,295
Total			3,690,049
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	276,000	296,010
12/01/20	9.750%	59,000	63,720
Cinemark U.S.A., Inc (b)
06/15/21	7.375%	36,000	39,060
Speedway Motorsports, Inc. (b)
02/01/19	6.750%	207,000	216,056
Time Warner, Inc.
03/29/41	6.250%	150,000	174,416
Vail Resorts, Inc.
05/01/19	6.500%	44,000	46,200
Total			835,462
Food and Beverage 0.1%
ARAMARK Holdings Corp. Senior Unsecured PIK (c)
05/01/16	8.625%	66,000	67,568
Cott Beverages, Inc.
09/01/18	8.125%	54,000	58,928
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	125,000	150,883
Heineken NV Senior Unsecured (c)
04/01/22	3.400%	110,000	112,659
Kellogg Co. Senior Unsecured
05/17/22	3.125%	195,000	198,234
Kraft Foods Group, Inc. (c)
06/04/42	5.000%	205,000	216,967
MHP SA (c)
04/29/15	10.250%	400,000	384,386
Total			1,189,625
Gaming 0.2%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	218,000	171,130
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Gaming (continued)
06/01/17	11.250%	$97,000	$105,851
Caesars Entertainment Operating Co., Inc. (c)
Senior Secured
02/15/20	8.500%	270,000	272,025
Chester Downs & Marina LLC Senior Secured (b)(c)
02/01/20	9.250%	124,000	129,270
MGM Resorts International
03/01/18	11.375%	290,000	341,475
Senior Secured
03/15/20	9.000%	105,000	117,075
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	51,000	56,483
ROC Finance LLC/Corp. Secured (c)
09/01/18	12.125%	138,000	155,250
Seneca Gaming Corp. (c)
12/01/18	8.250%	179,000	183,475
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	81,000	76,140
Total			1,608,174
Gas Pipelines 1.1%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	782,000	901,913
El Paso LLC
Senior Unsecured
06/01/18	7.250%	21,000	24,124
09/15/20	6.500%	840,000	919,800
01/15/32	7.750%	7,000	7,870
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	200,000	202,622
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	341,000	351,656
NiSource Finance Corp.
09/15/20	5.450%	885,000	992,903
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	1,375,000	1,592,543
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	332,000	350,260
07/15/21	6.500%	251,000	263,550
Southern Natural Gas Co. LLC Senior Unsecured (c)
04/01/17	5.900%	2,335,000	2,673,113
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Gas Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	$1,050,000	$1,212,243
Total			9,543,097
Health Care 0.7%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	49,807	52,920
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	190,000	200,925
CHS/Community Health Systems, Inc.
11/15/19	8.000%	279,000	297,135
ConvaTec Healthcare E SA Senior Unsecured (c)
12/15/18	10.500%	249,000	250,245
Emdeon, Inc. (c)
12/31/19	11.000%	116,000	129,920
Fresenius Medical Care U.S. Finance II, Inc. (c)
07/31/19	5.625%	36,000	37,530
01/31/22	5.875%	250,000	260,312
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%	30,000	32,625
HCA Holdings, Inc. Senior Unsecured (b)
05/15/21	7.750%	275,000	294,937
HCA, Inc.
02/15/22	7.500%	379,000	413,110
Senior Secured
02/15/20	6.500%	106,000	114,878
02/15/20	7.875%	87,000	96,570
09/15/20	7.250%	363,000	399,300
Hanger, Inc.
11/15/18	7.125%	225,000	231,750
Health Management Associates, Inc. Senior Unsecured (c)
01/15/20	7.375%	144,000	153,180
Healthsouth Corp.
02/15/20	8.125%	235,000	257,912
09/15/22	7.750%	13,000	13,943
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	148,000	146,520
Kinetic Concepts, Inc./KCI U.S.A., Inc. (c)
11/01/18	10.500%	268,000	281,400
11/01/19	12.500%	140,000	126,700
LifePoint Hospitals, Inc. (b)
10/01/20	6.625%	159,000	168,938
Multiplan, Inc. (c)
09/01/18	9.875%	339,000	371,205

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Health Care (continued)
PSS World Medical, Inc. (c)
03/01/22	6.375%	$30,000	$30,750
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	253,000	269,445
Physiotherapy Associates Holdings, Inc. Senior Unsecured (c)
05/01/19	11.875%	48,000	48,480
Radnet Management, Inc.
04/01/18	10.375%	43,000	43,000
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	111,000	108,780
STHI Holding Corp. Secured (c)
03/15/18	8.000%	140,000	148,050
Truven Health Analytics, Inc. Senior Unsecured (c)
06/01/20	10.625%	95,000	98,800
United Surgical Partners International, Inc. Senior Unsecured (c)
04/01/20	9.000%	109,000	115,540
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	378,000	386,505
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	144,000	145,440
Total			5,726,745
Healthcare Insurance –%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	127,000	136,525
Aetna, Inc. Senior Unsecured
05/15/42	4.500%	55,000	55,925
WellPoint, Inc. Senior Unsecured
05/15/42	4.625%	120,000	123,705
Total			316,155
Home Construction 0.1%
KB Home (b)
03/15/20	8.000%	75,000	76,500
Meritage Homes Corp. (c)
04/01/22	7.000%	74,000	76,220
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	135,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Home Construction (continued)
Taylor Morrison Communities, Inc./Monarch (c)
04/15/20	7.750%	$156,000	$163,020
Total			451,190
Independent Energy 0.9%
Antero Resources Finance Corp.
12/01/17	9.375%	231,000	255,255
08/01/19	7.250%	36,000	37,260
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	323,000	337,535
Chaparral Energy, Inc.
10/01/20	9.875%	228,000	253,365
09/01/21	8.250%	208,000	219,960
Chaparral Energy, Inc. (c)
11/15/22	7.625%	32,000	32,400
Chesapeake Energy Corp. (b)
08/15/20	6.625%	879,000	868,012
Cimarex Energy Co.
05/01/22	5.875%	131,000	135,913
Comstock Resources, Inc.
06/15/20	9.500%	293,000	288,605
Concho Resources, Inc.
10/01/17	8.625%	107,000	117,968
01/15/21	7.000%	53,000	56,710
01/15/22	6.500%	26,000	27,040
10/01/22	5.500%	281,000	278,190
Continental Resources, Inc.
10/01/20	7.375%	1,000	1,115
04/01/21	7.125%	318,000	354,172
Continental Resources, Inc. (c)
09/15/22	5.000%	285,000	289,275
Devon Energy Corp. Senior Unsecured
05/15/42	4.750%	50,000	52,468
EP Energy LLC/Finance, Inc. (c)
Senior Secured
05/01/19	6.875%	169,000	176,605
Senior Unsecured
05/01/20	9.375%	245,000	253,881
Goodrich Petroleum Corp. (b)
03/15/19	8.875%	101,000	96,203
Hilcorp Energy I LP/Finance Co. Senior Notes (c)
04/15/21	7.625%	272,000	289,680
Kodiak Oil & Gas Corp. (c)
12/01/19	8.125%	586,000	603,580
Laredo Petroleum, Inc.
02/15/19	9.500%	287,000	320,005
Laredo Petroleum, Inc. (c)
05/01/22	7.375%	130,000	134,550
MEG Energy Corp. (c)
03/15/21	6.500%	346,000	353,352

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Independent Energy (continued)
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	$293,000	$299,592
Nexen, Inc. Senior Unsecured
05/15/37	6.400%	110,000	116,565
Oasis Petroleum, Inc.
02/01/19	7.250%	200,000	205,000
11/01/21	6.500%	361,000	357,390
Oasis Petroleum, Inc. (i)
01/15/23	6.875%	71,000	71,266
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	180,000	199,800
Range Resources Corp.
05/15/19	8.000%	321,000	350,692
08/15/22	5.000%	36,000	35,550
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	276,000	280,830
SM Energy Co. (c)
Senior Notes
01/01/23	6.500%	13,000	13,098
Whiting Petroleum Corp.
10/01/18	6.500%	7,000	7,455
Woodside Finance Ltd. (c)
05/10/21	4.600%	55,000	58,875
Total			7,829,212
Integrated Energy 0.1%
Lukoil International Finance BV (c)
11/09/20	6.125%	650,000	681,612
Life Insurance 0.2%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	100,000	102,976
Prudential Financial, Inc.
Senior Unsecured
05/12/16	3.000%	830,000	853,735
12/01/17	6.000%	859,000	988,024
Total			1,944,735
Lodging –%
Choice Hotels International, Inc.
07/01/22	5.750%	73,000	76,327
Media Cable 0.4%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	481,000	538,720
01/31/22	6.625%	46,000	49,220
CSC Holdings LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Media Cable (continued)
Senior Unsecured
02/15/19	8.625%	$212,000	$244,860
CSC Holdings LLC (c)
Senior Unsecured
11/15/21	6.750%	109,000	116,085
Cablevision Systems Corp. Senior Unsecured (b)
04/15/20	8.000%	36,000	38,880
Comcast Corp.
08/15/37	6.950%	275,000	353,214
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	225,000	227,541
DISH DBS Corp.
09/01/19	7.875%	184,000	212,060
06/01/21	6.750%	531,000	573,480
Time Warner Cable, Inc.
07/01/18	6.750%	200,000	243,637
02/01/20	5.000%	190,000	213,667
Videotron Ltee (c)
07/15/22	5.000%	143,000	145,145
Total			2,956,509
Media Non-Cable 0.6%
AMC Networks, Inc. (c)
07/15/21	7.750%	328,000	361,620
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	277,000	301,930
Clear Channel Worldwide Holdings, Inc. (c)
03/15/20	7.625%	63,000	60,323
03/15/20	7.625%	491,000	479,952
Hughes Satellite Systems Corp.
06/15/21	7.625%	443,000	481,762
Senior Secured
06/15/19	6.500%	56,000	59,500
Intelsat Jackson Holdings SA
04/01/21	7.500%	174,000	184,005
Intelsat Jackson Holdings SA (c)
10/15/20	7.250%	346,000	363,300
Intelsat Luxembourg SA
PIK
02/04/17	0.000%	193,000	199,273
Intelsat Luxembourg SA (c)
PIK
02/04/17	11.500%	137,000	141,453
Lamar Media Corp. (b)(c)
02/01/22	5.875%	258,000	264,450
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	114,000	120,840
National CineMedia LLC (c)
Senior Secured
04/15/22	6.000%	147,000	149,573
News America, Inc.
02/15/41	6.150%	225,000	263,105

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Media Non-Cable (continued)
Nielsen Finance LLC/Co.
10/15/18	7.750%	$645,000	$714,337
Salem Communications Corp. Secured
12/15/16	9.625%	100,000	110,375
Sinclair Television Group, Inc. Secured (c)
11/01/17	9.250%	120,000	132,450
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	193,000	194,930
Univision Communications, Inc. (c)
Senior Secured
05/15/19	6.875%	175,000	180,250
11/01/20	7.875%	200,000	214,000
XM Satellite Radio, Inc. (c)
11/01/18	7.625%	326,000	350,450
Total			5,327,878
Metals 0.3%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	106,000	90,630
06/01/21	6.250%	12,000	10,080
Arch Coal, Inc. (b)
06/15/19	7.000%	39,000	32,955
06/15/21	7.250%	162,000	135,675
CONSOL Energy, Inc.
04/01/20	8.250%	458,000	480,900
Calcipar SA Senior Secured (c)
05/01/18	6.875%	102,000	100,470
FMG Resources August 2006 Proprietary Ltd. (b)(c)
02/01/16	6.375%	113,000	114,412
Senior Unsecured
04/01/22	6.875%	146,000	147,095
FMG Resources August 2006 Proprietary Ltd. (c)
02/01/18	6.875%	86,000	86,860
11/01/19	8.250%	314,000	332,055
Inmet Mining Corp. Senior Notes (c)
06/01/20	8.750%	362,000	358,380
JMC Steel Group Senior Notes (c)
03/15/18	8.250%	268,000	265,990
Novelis, Inc.
12/15/17	8.375%	45,000	48,150
12/15/20	8.750%	41,000	44,178
Peabody Energy Corp. (b)(c)
11/15/21	6.250%	260,000	257,400
Peabody Energy Corp. (c)
11/15/18	6.000%	62,000	61,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Metals (continued)
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	$240,000	$242,400
Total			2,809,320
Non-Captive Consumer 0.1%
SLM Corp.
Senior Notes
01/25/16	6.250%	176,000	184,800
Senior Unsecured
03/25/20	8.000%	240,000	262,800
01/25/22	7.250%	245,000	259,088
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	371,000	294,945
Total			1,001,633
Non-Captive Diversified 0.7%
Ally Financial, Inc.
02/15/17	5.500%	123,000	124,936
03/15/20	8.000%	1,214,000	1,396,100
09/15/20	7.500%	102,000	114,623
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	253,000	261,222
05/15/20	5.375%	139,000	141,780
CIT Group, Inc. (c)
05/02/17	7.000%	128,226	128,467
Senior Secured
04/01/18	6.625%	333,000	358,807
Senior Unsecured
02/15/19	5.500%	511,000	526,330
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	1,360,000	1,510,315
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	280,000	316,400
05/15/19	6.250%	138,000	140,588
12/15/20	8.250%	590,000	675,652
Total			5,695,220
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	483,000	504,735
Green Field Energy Services, Inc. Senior Secured (c)
11/15/16	13.000%	175,000	150,500
Noble Holding International Ltd.
03/15/22	3.950%	70,000	70,783
Novatek Finance Ltd. Senior Unsecured (c)
02/03/21	6.604%	400,000	426,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Oil Field Services (continued)
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%	$340,000	$368,900
Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	266,000	288,610
Oil States International, Inc.
06/01/19	6.500%	95,000	98,800
Weatherford International Ltd.
04/15/42	5.950%	100,000	105,190
Total			2,013,753
Other Industry –%
Interline Brands, Inc.
11/15/18	7.000%	252,000	262,080
Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (c)
10/15/20	9.125%	70,000	73,500
Ardagh Packaging Finance PLC (b)(c)
10/15/20	9.125%	145,000	153,700
Ardagh Packaging Finance PLC (c)
Senior Secured
10/15/17	7.375%	121,000	128,563
Berry Plastics Corp. Secured (b)
01/15/21	9.750%	142,000	154,425
Greif, Inc. Senior Unsecured
02/01/17	6.750%	53,000	57,505
Reynolds Group Issuer, Inc./LLC (c)
08/15/19	9.875%	266,000	275,975
08/15/19	9.875%	44,000	45,650
02/15/21	8.250%	212,000	200,340
Senior Secured
04/15/19	7.125%	351,000	367,672
08/15/19	7.875%	129,000	139,643
02/15/21	6.875%	325,000	338,812
Total			1,935,785
Paper –%
Cascades, Inc.
12/15/17	7.750%	71,000	71,533
Graphic Packaging International, Inc.
10/01/18	7.875%	120,000	131,400
Total			202,933
Pharmaceuticals 0.1%
Endo Health Solutions, Inc.
01/15/22	7.250%	78,000	84,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Pharmaceuticals (continued)
Grifols, Inc.
02/01/18	8.250%	$218,000	$233,805
Mylan, Inc. (c)
11/15/18	6.000%	246,000	258,915
Pharmaceutical Product Development, Inc. Senior Unsecured (b)(c)
12/01/19	9.500%	41,000	44,844
Total			622,096
Property & Casualty –%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	90,000	91,703
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	60,000	61,542
Liberty Mutual Group, Inc. (c)
05/01/22	4.950%	65,000	64,597
Total			217,842
Railroads –%
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	70,000	70,500
Refining –%
Phillips 66 (c)
05/01/42	5.875%	80,000	86,119
Restaurants –%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	100,000	114,919
Retailers 0.3%
99 Cents Only Stores (c)
12/15/19	11.000%	59,000	64,015
AutoNation, Inc.
02/01/20	5.500%	74,000	75,480
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	20,000	18,361
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	234,000	248,040
J Crew Group, Inc. (b)
03/01/19	8.125%	52,000	53,690
Jo-Ann Stores, Inc. Senior Unsecured (c)
03/15/19	8.125%	208,000	206,960

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Retailers (continued)
Limited Brands, Inc.
04/01/21	6.625%		$405,000	$442,462
02/15/22	5.625%		92,000	94,760
Lowe’s Companies, Inc. Senior Unsecured
04/15/42	4.650%		70,000	74,333
QVC, Inc. (c)
Senior Secured
10/01/19	7.500%		100,000	110,500
10/15/20	7.375%		230,000	256,450
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%		144,000	119,520
Rite Aid Corp. (b)
08/15/20	8.000%		253,000	286,522
Rite Aid Corp. (b)(c)
03/15/20	9.250%		230,000	230,575
Rite Aid Corp. (c)
03/15/20	9.250%		89,000	89,000
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%		30,000	31,388
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%		237,000	257,738
Sonic Automotive, Inc. Senior Subordinated Notes (c)(i)
07/15/22	7.000%		50,000	51,750
Total				2,711,544
Supermarkets –%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%		65,000	65,425
Supranational 0.1%
European Investment Bank
Senior Unsecured
06/20/17	1.400%	JPY	42,100,000	555,677
01/18/27	2.150%	JPY	2,500,000	32,834
Total				588,511
Technology 0.5%
Alliance Data Systems Corp. (b)(c)
04/01/20	6.375%		85,000	85,425
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%		201,000	208,789
Amkor Technology, Inc. (b)
Senior Unsecured
06/01/21	6.625%		162,000	161,595
Anixter, Inc.
05/01/19	5.625%		46,000	47,380
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%		3,000	3,143

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Technology (continued)
01/15/20	6.875%	$134,000	$145,055
CDW LLC/Finance Corp.
04/01/19	8.500%	442,000	470,730
Cardtronics, Inc.
09/01/18	8.250%	220,000	242,550
CommScope, Inc. (c)
01/15/19	8.250%	205,000	216,787
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	74,000	81,770
First Data Corp.
01/15/21	12.625%	404,000	404,505
First Data Corp. (c)
Senior Secured
06/15/19	7.375%	133,000	135,660
08/15/20	8.875%	407,000	440,577
Freescale Semiconductor, Inc. (b)
08/01/20	10.750%	101,000	108,575
Freescale Semiconductor, Inc. (c)
Senior Secured
04/15/18	9.250%	256,000	273,920
Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	165,000	165,628
Interactive Data Corp.
08/01/18	10.250%	384,000	427,200
NXP BV/Funding LLC Senior Secured (c)
08/01/18	9.750%	277,000	317,165
Total			3,936,454
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	50,000	53,625
03/15/20	9.750%	242,000	268,922
ERAC USA Finance LLC (b)(c)
03/15/17	2.750%	55,000	55,773
Hertz Corp. (The)
01/15/21	7.375%	314,000	335,980
Total			714,300
Wireless 0.4%
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	220,000	233,475
Cricket Communications, Inc. (b)
10/15/20	7.750%	224,000	213,920
MetroPCS Wireless, Inc.
11/15/20	6.625%	34,000	33,490
MetroPCS Wireless, Inc. (b)
09/01/18	7.875%	325,000	338,406
NII Capital Corp.
04/01/21	7.625%	124,000	106,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Wireless (continued)
SBA Telecommunications, Inc.
08/15/16	8.000%	$178,000	$189,570
08/15/19	8.250%	49,000	53,655
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	416,000	426,400
Sprint Nextel Corp. (b)(c)
Senior Unsecured
11/15/21	11.500%	98,000	109,760
Sprint Nextel Corp. (c)
11/15/18	9.000%	833,000	935,043
03/01/20	7.000%	93,000	96,720
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	650,000	672,004
Wind Acquisition Finance SA Senior Secured (c)
02/15/18	7.250%	300,000	262,500
Total			3,671,273
Wirelines 0.5%
AT&T, Inc. Senior Unsecured
08/15/41	5.550%	450,000	536,381
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	380,000	395,419
Embarq Corp. Senior Unsecured
06/01/36	7.995%	500,000	522,297
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	219,000	232,140
04/15/22	8.750%	70,000	73,500
Integra Telecom Holdings, Inc. Senior Secured (c)
04/15/16	10.750%	65,000	63,213
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	208,000	230,360
Level 3 Financing, Inc.
04/01/19	9.375%	270,000	291,600
07/01/19	8.125%	355,000	364,319
PAETEC Holding Corp.
12/01/18	9.875%	483,000	539,752
Senior Secured
06/30/17	8.875%	40,000	43,100
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	500,000	609,148
Windstream Corp.
04/01/23	7.500%	160,000	164,000
Zayo Escrow Corp. (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
Wirelines (continued)
Senior Secured
01/01/20	8.125%	$151,000	$157,795
Senior Unsecured
07/01/20	10.125%	147,000	156,188
tw telecom holdings, inc.
03/01/18	8.000%	160,000	174,400
Total			4,553,612
Total Corporate Bonds & Notes (Cost: $85,502,718)			$88,043,658

Convertible Bonds 2.3%
Airlines 0.1%
Air Lease Corp. Senior Unsecured (c)
12/01/18	3.875%	250,000	247,333
Continental Airlines, Inc. Senior Unsecured
01/15/15	4.500%	120,000	175,950
JetBlue Airways Corp. Senior Unsecured
10/15/38	5.500%	80,000	103,300
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	25,000	74,844
Total			601,427
Automotive 0.1%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	160,000	224,000
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	150,000	139,875
TRW Automotive, Inc.
12/01/15	3.500%	120,000	175,380
Total			539,255
Brokerage —%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	230,000	219,084
Building Materials —%
Cemex SAB de CV
Subordinated Notes
03/15/16	3.250%	130,000	110,338
03/15/18	3.750%	100,000	83,625
Total			193,963

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Chemicals —%
ShengdaTech, Inc. Senior Notes (c)(e)(f)(j)
12/15/15	0.000%	$180,000	$26,825
Consumer Cyclical Services 0.1%
Avis Budget Group, Inc. Senior Notes
10/01/14	3.500%	252,000	314,370
Coinstar, Inc. Senior Unsecured
09/01/14	4.000%	90,000	161,100
MasTec, Inc.
06/15/14	4.000%	100,000	120,250
Total			595,720
Diversified Manufacturing —%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	300,000	270,000
Entertainment —%
Take-Two Interactive Software, Inc. Senior Unsecured (c)
12/01/16	1.750%	190,000	166,355
Environmental —%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	160,000	187,800
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	520,000	527,150
Health Care 0.2%
Alere, Inc. Senior Subordinated Notes (b)
05/15/16	3.000%	155,000	139,112
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	120,000	141,600
Hologic, Inc. Senior Unsecured (h)
03/01/42	2.000%	300,000	277,849

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
Insulet Corp. Senior Unsecured
06/15/16	3.750%	$200,000	$221,250
Integra LifeSciences Holdings Corp.
12/15/16	1.625%	170,000	162,660
Molina Healthcare, Inc. Senior Unsecured
10/01/14	3.750%	150,000	165,375
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	290,000	283,968
Omnicare, Inc.
12/15/25	3.750%	90,000	118,238
04/01/42	3.750%	200,000	183,655
Volcano Corp. Senior Unsecured
09/01/15	2.875%	120,000	144,420
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	250,000	210,000
Total			2,048,127
Home Construction 0.1%
Lennar Corp. (c)
11/15/21	3.250%	330,000	497,062
Independent Energy 0.1%
Chesapeake Energy Corp.
11/15/35	2.750%	120,000	109,650
Endeavour International Corp. (c)
07/15/16	5.500%	150,000	129,750
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	150,000	142,125
Stone Energy Corp. (c)
03/01/17	1.750%	220,000	202,400
Total			583,925
Lodging —%
Home Inns & Hotels Management, Inc. Senior Unsecured (c)
12/15/15	2.000%	190,000	147,963
Media Non-Cable —%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	300,000	262,125

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals 0.1%
Horsehead Holding Corp. Senior Notes (c)
07/01/17	3.800%	$130,000	$127,494
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	200,000	98,000
James River Coal Co. Senior Unsecured
12/01/15	4.500%	300,000	110,452
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	280,000	224,700
Royal Gold, Inc. Senior Unsecured (c)
06/15/19	2.875%	140,000	147,284
United States Steel Corp. Senior Unsecured
05/15/14	4.000%	250,000	253,125
Total			961,055
Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured (c)
04/15/17	3.250%	400,000	424,440
Oil Field Services —%
Hornbeck Offshore Services, Inc. (b)(h)
11/15/26	1.625%	280,000	294,700
Other Financial Institutions —%
Ares Capital Corp. Senior Unsecured (c)
03/15/17	4.875%	300,000	288,075
Other Industry —%
Altra Holdings, Inc.
03/01/31	2.750%	160,000	147,800
General Cable Corp. Subordinated Notes (h)
11/15/29	4.500%	150,000	146,062
WESCO International, Inc.
09/15/29	6.000%	50,000	107,875
Total			401,737
Pharmaceuticals 0.4%
Akorn, Inc.
06/01/16	3.500%	80,000	152,800

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
Corsicanto Ltd. (c)
01/15/32	3.500%	$90,000	$162,337
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	770,000	536,638
Endo Health Solutions, Inc. Senior Subordinated Notes
04/15/15	1.750%	155,000	186,387
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	460,000	596,873
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	250,000	198,750
Medicis Pharmaceutical Corp. Senior Unsecured
06/01/17	1.375%	150,000	148,688
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	180,000	214,875
Mylan, Inc.
09/15/15	3.750%	80,000	137,600
Onyx Pharmaceuticals, Inc. Senior Unsecured
08/15/16	4.000%	60,000	109,125
Regeneron Pharmaceuticals, Inc. Senior Unsecured (c)
10/01/16	1.875%	85,000	128,563
Salix Pharmaceuticals Ltd. Senior Notes (c)
03/15/19	1.500%	300,000	322,179
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	100,000	130,625
Total			3,025,440
Railroads —%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	240,000	212,880
REITs 0.1%
Boston Properties LP Senior Unsecured
05/15/36	3.750%	250,000	285,625
Digital Realty Trust LP (c)
04/15/29	5.500%	100,000	183,875

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
REITs (continued)
Forest City Enterprises, Inc. Senior Unsecured (c)
08/15/18	4.250%	$300,000	$296,175
SL Green Operating Partnership LP (b)(c)
10/15/17	3.000%	250,000	286,250
Total			1,051,925
Retailers 0.1%
priceline.com, Inc. Senior Unsecured (c)
03/15/18	1.000%	520,000	547,466
Technology 0.5%
Concur Technologies, Inc. Senior Unsecured (c)
04/15/15	2.500%	100,000	141,750
DST Systems, Inc. Senior Unsecured (b)(h)
08/15/23	0.000%	190,000	233,937
DealerTrack Holdings, Inc. (c)
03/15/17	1.500%	130,000	137,150
EMC Corp. Senior Unsecured
12/01/13	1.750%	400,000	651,000
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	170,000	286,875
Intel Corp.
08/01/39	3.250%	450,000	605,812
Ixia Senior Notes
12/15/15	3.000%	190,000	193,800
Mentor Graphics Corp.
04/01/31	4.000%	400,000	426,500
Micron Technology, Inc. Senior Unsecured (c)
05/01/32	3.125%	350,000	320,400
Novellus Systems, Inc. Senior Unsecured
05/15/41	2.625%	160,000	196,384
Nuance Communications, Inc. Senior Unsecured (c)
11/01/31	2.750%	260,000	287,173
ON Semiconductor Corp.
12/15/26	2.625%	170,000	182,113
Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	100,000	13,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	$120,000	$205,200
TIBCO Software, Inc. Senior Unsecured (c)
05/01/32	2.250%	270,000	262,925
TTM Technologies, Inc. Senior Unsecured
05/15/15	3.250%	200,000	199,000
TiVo, Inc. Senior Unsecured (c)
03/15/16	4.000%	190,000	203,062
Total			4,546,581
Textile —%
Iconix Brand Group, Inc. Senior Subordinated Notes (c)
06/01/16	2.500%	230,000	221,214
Tobacco —%
Vector Group Ltd. Senior Unsecured (h)
06/15/26	3.875%	193,000	206,269
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	370,000	269,175
Wabash National Corp.
05/01/18	3.375%	140,000	134,337
Total			403,512
Wireless 0.1%
InterDigital, Inc. Senior Unsecured
03/15/16	2.500%	280,000	273,645
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	150,000	142,312
Total			415,957
Wirelines —%
Ciena Corp. Senior Unsecured (c)
10/15/18	3.750%	250,000	277,173
Total Convertible Bonds (Cost: $19,865,310)			$20,145,205

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(k) 4.8%
Federal Home Loan Mortgage Corp. (h)(l)(m)
CMO IO Series 2957 Class SW
04/15/35	5.758%	$533,626	$91,860
CMO IO Series 3122 Class IS
03/15/36	6.458%	1,157,314	182,275
CMO IO Series 3280 Class SI
02/15/37	6.198%	891,249	131,662
CMO IO Series 3708 Class SA
05/15/40	6.208%	844,309	111,258
CMO IO Series 3761 Class KS
06/15/40	5.758%	573,893	90,987
Federal Home Loan Mortgage Corp. (i)(l)
07/01/27	2.500%	750,000	770,859
07/01/27	3.000%	2,000,000	2,090,938
07/01/42	4.000%	2,000,000	2,122,188
07/01/42	6.000%	1,000,000	1,095,625
Federal Home Loan Mortgage Corp. (l)
09/01/20	4.500%	225,130	239,438
12/01/30	5.500%	365,413	399,329
Federal Home Loan Mortgage Corp. (l)(m)
CMO IO Series 3907 Class AI
05/15/40	5.000%	707,864	125,334
CMO IO Series 4051 Class CI
05/15/27	3.000%	497,331	56,633
Federal National Mortgage Association (h)(l)
CMO IO Series 2005-7 Class SC
02/25/35	6.455%	1,332,973	148,095
CMO IO Series 2007-102 Class ST
11/25/37	6.195%	687,530	131,478
CMO IO Series 2007-54 Class DI
06/25/37	5.855%	1,065,758	185,224
CMO IO Series 2008-7 Class SA
02/25/38	7.305%	257,103	44,590
CMO IO Series 2010-135 Class MS
12/25/40	5.705%	321,279	65,845
CMO IO Series 2011-51 Class CI
06/25/41	5.755%	1,674,018	346,781
CMO IO Series 2012-74 Class AS
03/25/39	5.807%	500,000	108,437
Federal National Mortgage Association (h)(l)(m)
CMO IO Series 2010-3 Class DI
04/25/34	1.757%	1,625,664	85,999
Federal National Mortgage Association (i)(l)
06/01/42	3.500%	500,000	526,758
07/01/27	2.500%	7,750,000	7,984,922
07/01/27- 07/01/42	3.000%	3,500,000	3,639,062
06/01/42- 07/01/42	3.500%	2,998,341	3,159,154
07/01/42	4.000%	1,000,000	1,064,219
07/01/42	4.500%	4,000,000	4,290,625
Federal National Mortgage Association (l)
10/01/27- 04/01/41	5.500%	4,257,656	4,688,559
12/01/28- 10/01/34	6.000%	923,347	1,033,526
08/01/32	6.500%	928,045	1,062,679
08/01/32	7.000%	44,264	52,829

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (k) (continued)
10/01/33- 02/01/41	5.000%	$2,218,926	$2,448,541
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	385,941	72,878
Government National Mortgage Association (h)(l)
CMO IO Series 2004-32 Class HS
05/16/34	6.357%	555,612	109,389
CMO IO Series 2010-108 Class PI
02/20/38	5.856%	710,667	98,744
Government National Mortgage Association (h)(l)(m)
CMO IO Series 2002-66 Class SA
12/16/25	7.407%	694,967	131,867
Government National Mortgage Association (i)(l)
07/01/42	4.000%	1,000,000	1,092,031
Government National Mortgage Association (l)
01/15/39	5.000%	1,189,782	1,311,126
CMO IO Series 2007-17 Class CI
04/16/37	7.500%	203,847	48,592
Total Residential Mortgage-Backed Securities - Agency (Cost: $40,918,684)			$41,440,336

Residential Mortgage-Backed Securities - Non-Agency 0.5%
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (c)(l)
08/27/37	6.000%	389,730	409,156
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-7 Class 3A4 (c)(h)(l)
12/25/35	6.974%	175,000	184,638
Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2 (h)(l)
05/25/35	0.495%	431,570	152,261
Vericrest Opportunity Loan Transferee CMO Series 2012-1A Class A1 (c)(h)(l)
03/25/49	4.213%	3,869,719	3,896,366
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,884,790)			$4,642,421

Commercial Mortgage-Backed Securities - Agency —%
Federal National Mortgage Association (l)
09/01/13	5.321%	156,023	162,073
Total Commercial Mortgage-Backed Securities - Agency (Cost: $156,869)			$162,073

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 0.3%
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4 (h)(l)
07/10/37	5.234%	$124,115	$127,160
GS Mortgage Securities Corp. II Series 2007-GG10 Class F (h)(j)(l)
08/10/45	5.979%	625,000	66,875
General Electric Capital Assurance Co. Series 2003-1 Class A4 (c)(h)(l)
05/12/35	5.254%	163,244	173,761
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (l)
03/10/39	5.444%	2,000,000	2,218,658
JPMorgan Chase Commercial Mortgage Securities Corp. (h)(l)
Series 2005-LDP5 Class ASB
12/15/44	5.352%	111,066	115,990
JPMorgan Chase Commercial Mortgage Securities Corp. (l)
Series 2003-LN1 Class A1
10/15/37	4.134%	49,822	50,470
Series 2003-ML1A Class A1
03/12/39	3.972%	10,179	10,170
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3 (l)
03/15/29	3.973%	89,655	90,968
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,345,570)			$2,854,052

Asset-Backed Securities - Non-Agency —%
HSBC Home Equity Loan Trust Series 2007-2 Class M1 (h)
07/20/36	0.554%	490,000	338,498
Total Asset-Backed Securities - Non-Agency (Cost: $356,725)			$338,498

Inflation-Indexed Bonds 0.5%
UNITED STATES 0.5%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	104,228	108,487
01/15/19	2.125%	685,792	820,539
07/15/20	1.250%	157,183	182,504
01/15/21	1.125%	189,306	217,850
01/15/26	2.000%	312,965	399,397
01/15/29	2.500%	321,465	446,108
02/15/40	2.125%	191,594	271,944
02/15/41	2.125%	42,022	59,973
02/15/42	0.750%	30,545	32,041
U.S. Treasury Inflation-Indexed Bond (b)
01/15/14	2.000%	149,412	155,132
01/15/15	1.625%	518,089	550,551
07/15/15	1.875%	532,251	578,823

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)
UNITED STATES (CONTINUED)
01/15/17	2.375%	$285,202	$329,141
Total			4,152,490
Total Inflation-Indexed Bonds (Cost: $3,867,128)			$4,152,490

U.S. Treasury Obligations 0.7%
U.S. Treasury
01/31/14	0.250%	400,000	399,641
11/15/20	2.625%	690,000	758,407
11/15/40	4.250%	60,000	78,487
08/15/41	3.750%	1,470,000	1,772,729
02/15/42	3.125%	30,000	32,222
U.S. Treasury (b)
06/30/15	1.875%	350,000	364,930
08/15/20	2.625%	370,000	407,202
U.S. Treasury (n)
01/31/17	0.875%	2,100,000	2,118,211
Total U.S. Treasury Obligations (Cost: $5,578,657)			$5,931,829

U.S. Government & Agency Obligations 1.0%
Federal Home Loan Mortgage Corp
01/13/22	2.375%	3,500,000	3,591,889
Federal National Mortgage Association
10/15/15	4.375%	2,000,000	2,244,850
03/15/16	2.250%	650,000	685,875
11/15/16	1.375%	150,000	153,430
Federal National Mortgage Association (i)(l)
06/01/42	4.000%	1,000,000	1,079,736
Federal National Mortgage Association (l)
01/01/33	7.000%	349,744	413,466
Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%	45,000	54,843
Total U.S. Government & Agency Obligations (Cost: $7,865,122)			$8,224,089

Foreign Government Obligations(g) 8.0%
ARGENTINA 0.2%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	515,000	398,610
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	1,325,000	914,250

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g) (continued)
ARGENTINA (CONTINUED)
Provincia de Buenos Aires Senior Unsecured (c)
01/26/21	10.875%		$120,000	$65,400
Total				1,378,260

AUSTRALIA 0.2%

Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	1,126,341
Local Government Guaranteed
11/15/16	5.750%	AUD	100,000	111,976
06/15/20	6.000%	AUD	140,000	163,501
Total				1,401,818

BRAZIL 0.4%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)(c)
06/10/19	6.500%	400,000		475,846
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	1,700,000	855,447
01/01/17	10.000%	BRL	177,000	90,417
Brazilian Government International Bond Senior Unsecured
01/15/19	5.875%	250,000		301,750
Centrais Eletricas Brasileiras SA Senior Unsecured (c)
10/27/21	5.750%	300,000		327,900
Petrobras International Finance Co.
01/20/20	5.750%	810,000		886,041
01/27/21	5.375%	300,000		322,154
01/20/40	6.875%	100,000		118,952
Total				3,378,507

CANADA 0.3%
Bank of Montreal (c)
01/30/17	1.950%	750,000		771,674
Canadian Government Bond
06/01/18	4.250%	CAD	1,160,000	1,324,663
06/01/20	3.500%	CAD	170,000	191,114
Total				2,287,451

COLOMBIA 0.4%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%	250,000		369,250
01/18/41	6.125%	300,000		389,787
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	260,000		327,600

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g) (continued)
COLOMBIA (CONTINUED)
Empresa de Energia de Bogota SA Senior Unsecured (c)
11/10/21	6.125%	$1,500,000		$1,584,450
Empresas Publicas de Medellin ESP Senior Unsecured (c)
02/01/21	8.375%	COP	1,750,000,000	1,062,185
Republic of Colombia Senior Unsecured
06/28/27	9.850%	COP	100,000,000	84,690
Total				3,817,962

DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond Senior Unsecured (c)
05/06/21	7.500%	1,100,000		1,174,977

EL SALVADOR –%
El Salvador Government International Bond Senior Unsecured (c)
06/15/35	7.650%	300,000		316,200

FRANCE 0.2%
France Government Bond OAT
10/25/15	3.000%	EUR	210,000	283,560
04/25/17	3.750%	EUR	310,000	433,457
04/25/29	5.500%	EUR	150,000	240,907
France Government Bond OAT (b)
10/25/21	3.250%	EUR	400,000	533,641
Total				1,491,565

GERMANY 0.5%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	2,000,000	2,970,582
01/04/19	3.750%	EUR	620,000	920,739
07/04/28	4.750%	EUR	510,000	862,964
Total				4,754,285

HUNGARY –%
Hungary Government International Bond Senior Unsecured (b)
03/29/21	6.375%	300,000		291,757

INDONESIA 0.7%
Indonesia Government International Bond (c)
Senior Unsecured
05/05/21	4.875%	900,000		978,029
10/12/35	8.500%	500,000		732,500
01/17/38	7.750%	1,000,000		1,375,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g) (continued)
INDONESIA (CONTINUED)

Indonesia Treasury Bond
Senior Unsecured
09/15/19	11.500%	IDR	6,200,000,000	868,843
11/15/20	11.000%	IDR	1,300,000,000	182,486
09/15/24	10.000%	IDR	4,000,000,000	545,195
Majapahit Holding BV (c)
08/07/19	8.000%		$200,000	$240,000
01/20/20	7.750%	200,000		238,333
PT Pertamina Persero (c)
Senior Unsecured
05/03/22	4.875%	250,000		250,625
05/03/42	6.000%	200,000		198,000
PT Perusahaan Listrik Negara Senior Unsecured (b)(c)
11/22/21	5.500%	500,000		523,205
Perusahaan Penerbit SBSN Senior Unsecured (c)
04/23/14	8.800%	150,000		166,421
Total				6,298,637

JAPAN 0.3%
Japan Government 10-Year Bond Senior Unsecured
12/20/18	1.400%	JPY	35,000,000	465,799
Japan Government 20-Year Bond
Senior Unsecured
09/21/20	2.200%	JPY	64,000,000	902,212
09/20/26	2.200%	JPY	35,000,000	490,060
12/20/27	2.100%	JPY	30,000,000	411,261
Total				2,269,332

KAZAKHSTAN 0.1%
KazMunayGas National Co. (c)
Senior Unsecured
01/23/15	11.750%	400,000		474,600
05/05/20	7.000%	100,000		113,682
04/09/21	6.375%	400,000		440,000
Total				1,028,282

LATVIA –%
Republic of Latvia Senior Unsecured (c)
06/16/21	5.250%	200,000		201,194

LITHUANIA 0.1%
Lithuania Government International Bond (c)
Senior Unsecured
03/09/21	6.125%	250,000		276,538
02/01/22	6.625%	370,000		422,152
Total				698,690

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g) (continued)
MEXICO 0.8%
Mexican Bonos
06/16/16	6.250%	MXN	420,000	331,111
12/15/16	7.250%	MXN	100,000	82,058
12/14/17	7.750%	MXN	570,000	484,257
12/13/18	8.500%	MXN	370,000	329,458
06/09/22	6.500%	MXN	1,150,000	927,383
06/03/27	7.500%	MXN	2,000,000	1,702,876
Pemex Project Funding Master Trust
03/01/18	5.750%		$250,000	$282,500
01/21/21	5.500%	725,000		819,250
06/15/35	6.625%	675,000		803,250
Pemex Project Funding Master Trust (c)
01/24/22	4.875%	500,000		540,000
Petroleos Mexicanos (c)
06/02/41	6.500%	200,000		233,500
Total				6,535,643
NORWAY 0.2%
Norway Government Bond
05/15/13	6.500%	NOK	1,870,000	327,654
05/19/17	4.250%	NOK	5,850,000	1,107,819
Total				1,435,473

PERU 0.2%
Corp. Financiera de Desarrollo SA Senior Unsecured (c)
02/08/22	4.750%	200,000		210,275
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (c)(o)
05/31/18	0.000%	161,377		142,012
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%	450,000		632,250
03/14/37	6.550%	325,000		442,325
11/18/50	5.625%	100,000		121,250
Peruvian Government International Bond (c)
Senior Unsecured
08/12/26	8.200%	PEN	250,000	119,724
08/12/31	6.950%	PEN	540,000	234,800
Total				1,902,636

PHILIPPINES 0.2%
Philippine Government International Bond
Senior Unsecured
06/17/19	8.375%	230,000		308,775
01/20/20	6.500%	300,000		372,375
01/14/36	6.250%	PHP	10,000,000	253,056
Power Sector Assets & Liabilities Management Corp. (c)
Government Guaranteed
05/27/19	7.250%	400,000		502,000
12/02/24	7.390%	300,000		386,753
Total				1,822,959

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g) (continued)
POLAND 0.3%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	674,663
10/25/19	5.500%	PLN	2,250,000	698,302
Poland Government International Bond
Senior Unsecured
04/21/21	5.125%		$300,000	$331,875
03/23/22	5.000%	600,000		654,900
Total				2,359,740

QATAR 0.1%
Qatar Government International Bond Senior Unsecured (c)
01/20/22	4.500%	1,000,000		1,103,500

REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (c)
11/03/21	5.500%	700,000		728,000

REPUBLIC OF THE CONGO –%
Republic of Congo Senior Unsecured (h)
06/30/29	3.000%	100,000		75,500

ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (c)
02/07/22	6.750%	500,000		520,502

RUSSIAN FEDERATION 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (c)
08/07/18	8.700%	300,000		373,950
Gazprom OAO Via Gaz Capital SA (b)(c)
Senior Unsecured
03/07/22	6.510%	2,100,000		2,328,396
Gazprom OAO Via Gaz Capital SA (c)
Senior Unsecured
04/11/18	8.146%	180,000		214,330
11/22/16	6.212%	100,000		108,250
08/16/37	7.288%	100,000		113,500
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (c)
12/27/17	5.298%	400,000		403,082
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/10/18	7.850%	RUB	5,000,000	162,337
04/29/20	5.000%	300,000		323,625
04/04/42	5.625%	200,000		210,250
Russian Foreign Bond - Eurobond (c)(h)
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
RUSSIAN FEDERATION (CONTINUED)
03/31/30	7.500%		$1,371,720	$1,646,873
Sberbank of Russia Via SB Capital SA Senior Unsecured (c)
02/07/22	6.125%		200,000	208,320
Vnesheconombank Via VEB Finance PLC Senior Unsecured (c)
11/22/25	6.800%		200,000	210,000
Total				6,302,913

SOUTH AFRICA –%
South Africa Government International Bond
Senior Unsecured
01/17/24	4.665%		200,000	216,500
03/08/41	6.250%		100,000	125,750
Total				342,250

SOUTH KOREA 0.1%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%		200,000	211,872
04/11/22	5.000%		300,000	332,745
Total				544,617

SWEDEN 0.1%
Sweden Government Bond (b)
05/05/14	6.750%	SEK	2,600,000	414,913
08/12/17	3.750%	SEK	4,800,000	779,707
Total				1,194,620

TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (c)
08/14/19	9.750%		500,000	612,076

TURKEY 0.4%
Turkey Government International Bond
Senior Unsecured
06/05/20	7.000%		530,000	621,425
03/30/21	5.625%		750,000	818,438
09/26/22	6.250%		1,200,000	1,359,000
03/17/36	6.875%		410,000	481,340
Total				3,280,203

UKRAINE –%
Ukraine Government International Bond Senior Unsecured (c)
02/23/21	7.950%		245,000	222,033

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g) (continued)
UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. Senior Unsecured (c)
12/13/21	5.875%	$400,000		$447,529
Dolphin Energy Ltd. Senior Secured (c)
12/15/21	5.500%	400,000		433,416
Total				880,945
UNITED KINGDOM 0.2%
United Kingdom Gilt
03/07/18	5.000%	GBP	300,000	575,077
03/07/19	4.500%	GBP	550,000	1,046,959
09/07/21	3.750%	GBP	35,000	64,523
Total				1,686,559
URUGUAY 0.3%
Uruguay Government International Bond
04/05/27	4.250%	UYU	7,000,000	511,716
Senior Unsecured
12/15/28	4.375%	UYU	42,200,000	2,219,461
03/21/36	7.625%	100,000		144,000
Total				2,875,177
VENEZUELA 0.5%
Petroleos de Venezuela SA
04/12/17	5.250%	1,100,000		781,000
11/02/17	8.500%	627,000		509,438
11/17/21	9.000%	300,000		218,100
02/17/22	12.750%	1,400,000		1,316,000
Senior Unsecured
10/28/15	5.000%	500,000		390,650
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	1,455,000		1,120,350
Total				4,335,538
Total Foreign Government Obligations (Cost: $66,437,086)				$69,549,801

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Media Non-Cable 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (h)(p)
03/18/19	7.500%	450,000	452,534
Total Senior Loans (Cost: $455,307)			$452,534

Issuer	Shares	Value

Warrants —%
ENERGY –%
Energy Equipment & Services –%
Green Field Energy Services, Inc. (a)	175	$3,675
TOTAL ENERGY		3,675
Total Warrants (Cost: $7,081)		$3,675

Mutual Fund 4.8%
Central Fund of Canada Ltd., Class A	2,101,700	$41,592,643
Total Mutual Fund (Cost: $42,546,434)		$41,592,643

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
CBOE SPX Volatility Index
	171	32.50	July 2012	$3,848
Citigroup, Inc.
	3,000	32.00	July 2012	67,500
Goldman Sachs Group, Inc.
	300	110.00	Aug. 2012	3,150
	500	115.00	July 2012	2,750
S&P 500 Index
	4,000	1,450.00	July 2012	140,000
Total Options Purchased Calls (Cost: $899,458)				$217,248

Options Purchased Puts —%
Put - OTC 2-Year Interest Rate Swap, 11/28/14(q)
	8,000,000	2.10	Nov. 2014	30,101
Total Options Purchased Puts (Cost: $104,800)				$30,101

	Shares	Value

Money Market Funds 7.7%
Columbia Short-Term Cash Fund, 0.152% (r)(s)	66,402,844	66,402,844
Total Money Market Funds (Cost: $66,402,844)		$66,402,844

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.9%
Other Short-Term Obligations 0.6%
Natixis Financial Products LLC
07/02/12	0.450%	$5,000,000	$5,000,000
Repurchase Agreements 5.3%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price $2,000,035 (t)
	0.210%	2,000,000	2,000,000
Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price $5,000,158 (t)
	0.190%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $15,000,313 (t)
	0.250%	15,000,000	15,000,000
Nomura Securities dated 6/29/12, matures 07/02/12, repurchase price $15,000,300 (t)
	0.240%	15,000,000	15,000,000
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $9,136,358 (t)
	0.190%	$9,136,213	$9,136,213
Total			46,136,213
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $51,136,213)			$51,136,213
Total Investments (Cost: $886,647,571) (u)			$937,639,734(v)
Other Assets & Liabilities, Net			(73,459,977)
Net Assets			$864,179,757

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value($)	Date	Appreciation($)	Depreciation($)
E-Mini S&P Mid Cap 400 Index	3	281,850	Sept. 2012	4,157	—
E-Mini S&P 500	(1,294)	(87,759,080)	Sept. 2012	—	(2,774,313)
Russell 2000 Mini Index	9	715,860	Sept. 2012	17,079	—
S&P 500 Index	2	678,200	Sept. 2012	23,493	—
U.S. Treasury Long Bond, 20-year	101	14,944,844	Sept. 2012	—	(92,120)
U.S. Treasury Note, 2-year	106	23,339,875	Oct. 2012	—	(9,812)
U.S. Treasury Note, 5-year	241	29,876,470	Oct. 2012	11,322	—
U.S. Treasury Note, 10-year	89	11,870,375	Sept. 2012	363	—
U.S. Treasury Ultra Bond, 30-year	2	333,688	Sept. 2012	5,013	—
Total				61,427	(2,876,245)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation($)	Unrealized Depreciation($)
Citigroup Global Markets	July 9, 2012	531,500	22,897,000	11,659	—
		(USD)	(PHP)
State Street Bank & Trust Company	July 20, 2012	935,000	1,177,609	—	(5,797)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	July 23, 2012	1,435,000	424,896	—	(4,730)
		(PLN)	(USD)
UBS Securities	July 25, 2012	3,691,000	3,838,554	—	(52,203)
		(CHF)	(USD)
Goldman, Sachs & Co.	July 25, 2012	4,610,000	5,754,433	—	(80,569)
		(EUR)	(USD)
HSBC Securities (USA), Inc.	July 25, 2012	764,183,000	9,599,126	35,970	—
		(JPY)	(USD)
Deutsche Bank	July 25, 2012	9,559,699	9,606,000	250,906	—
		(USD)	(AUD)
J.P. Morgan Securities Inc.	July 25, 2012	5,740,101	34,559,000	64,731	—
		(USD)	(NOK)
Morgan Stanley & Co.	July 25, 2012	3,829,935	4,884,000	73,626	—
		(USD)	(NZD)
Standard Chartered Bank	July 31, 2012	543,036	1,735,000	2,261	—
		(USD)	(MYR)
Total				439,153	(143,299)

Credit Default Swap Contracts Outstanding at June 30, 2012

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate(%)	Notional Amount($)	Market Value($)	Unamortized Premium (Paid) Received($)	Periodic Payments Receivable (Payable)($)	Unrealized Appreciation($)	Unrealized Depreciation($)
JPMorgan	CDX North America High Yield 18-V1	June 20, 2017	5.00	20,600,000	(720,260)	440,689	28,611	—	(250,960)

Purchased Swaption Contracts Outstanding at June 30, 2012

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate(%)	Expiration Date	Notional Amount($)	Premium Paid($)	Market Value($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	11/28/14	8,000,000	104,800	30,101

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At June 30, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $68,098,292 or 7.88% of net assets.

(d)	At June 30, 2012, investments in securities included securities valued at $2,530,932 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $52,550, representing 0.01% of net assets.  Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-09 - 05-14-09	—
China High Precision Automation Group Ltd.	03-01-11 - 04-11-11	87,999
ShengdaTech, Inc.
Senior Notes
6.500% 12/15/15	12-10-10	180,000

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $52,550, which represents 0.01% of net assets.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.
(i)	Represents a security purchased on a when-issued or delayed delivery basis.
(j)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2012, the value of these securities amounted to $93,700, which represents 0.01% of net assets.

(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2012:

Security	Principal	Settlement	Proceeds
Description	Amount($)	Date	Receivable($)	Value($)
Federal National Mortgage Association
07-01-42 5.500%	2,000,000	07/12/12	2,179,063	2,181,562

(l)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(n)	At June 30, 2012, investments in securities included securities valued at $1,537,646 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(o)	Zero coupon bond.
(p)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q)	Purchased swaptions outstanding at June 30, 2012.
(r)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	64,696,895	491,392,708	(489,686,759)	—	66,402,844	62,550	66,402,844

(t)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	909,877
Fannie Mae-Aces	70,963
Freddie Mac REMICS	610,099
Government National Mortgage Association	449,061
Total Market Value of Collateral Securities	2,040,000

Goldman Sachs & Co. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	3,064,746
Freddie Mac Gold Pool	1,849,655
Freddie Mac Non Gold Pool	185,599
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.250%)

Security Description	Value ($)
Fannie Mae Pool	2,287,536
Fannie Mae REMICS	3,957,491
Federal Home Loan Banks	518,936
Federal National Mortgage Association	518,826
Freddie Mac Gold Pool	1,327,864
Freddie Mac Non Gold Pool	492,587
Freddie Mac REMICS	2,352,172
Government National Mortgage Association	2,785,134
United States Treasury Note/Bond	1,059,773
Total Market Value of Collateral Securities	15,300,319

Nomura Securities (0.240%)

Security Description	Value ($)
Fannie Mae Pool	10,388,505
Freddie Mac Gold Pool	4,911,495
Total Market Value of Collateral Securities	15,300,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	5,695,033
Freddie Mac Gold Pool	3,623,904
Total Market Value of Collateral Securities	9,318,937

(u)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $886,648,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$73,212,000
Unrealized Depreciation	(22,220,000)
Net Unrealized Appreciation	$50,992,000

(v)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah

JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	51,446,769	11,148,093	—	62,594,862
Consumer Staples	40,312,495	11,200,952	—	51,513,447
Energy	38,678,130	11,045,393	—	49,723,523
Financials	70,026,682	18,984,573	1	89,011,256
Health Care	53,422,141	4,364,361	—	57,786,502
Industrials	48,332,682	12,185,535	—	60,518,217
Information Technology	77,668,233	8,882,795	25,724	86,576,752
Materials	21,263,998	6,384,064	—	27,648,062
Telecommunication Services	11,873,438	7,026,336	—	18,899,774
Utilities	18,203,496	559,777	—	18,763,273
Preferred Stocks
Consumer Staples	—	2,393,246	—	2,393,246
Energy	857,342	—	—	857,342
Exchange-Traded Funds	419,814	—	—	419,814
Warrants
Energy	—	3,675	—	3,675
Convertible Preferred Stocks
Consumer Discretionary	331,250	—	—	331,250
Consumer Staples	265,622	—	—	265,622
Energy	940,664	—	—	940,664
Financials	2,399,607	63,413	—	2,463,020
Industrials	524,529	414,612	—	939,141
Information Technology	136,252	—	—	136,252
Utilities	538,005	—	—	538,005
Total Equity Securities	437,641,149	94,656,825	25,725	532,323,699
Bonds
Corporate Bonds & Notes	—	88,043,658	—	88,043,658
Convertible Bonds	—
Chemicals			26,825	26,825
All Other Industries	—	20,118,380	—	20,118,380
Residential Mortgage-Backed Securities - Agency	—	40,913,578	526,758	41,440,336
Residential Mortgage-Backed Securities - Non-Agency	—	4,642,421	—	4,642,421
Commercial Mortgage-Backed Securities - Agency	—	162,073	—	162,073
Commercial Mortgage-Backed Securities - Non-Agency	—	2,854,052	—	2,854,052
Asset-Backed Securities - Non-Agency	—	338,498	—	338,498
Inflation-Indexed Bonds	—	4,152,490	—	4,152,490
U.S. Treasury Obligations	5,931,829	—	—	5,931,829
U.S. Government & Agency Obligations	—	8,224,089	—	8,224,089
Foreign Government Obligations	—	69,407,789	142,012	69,549,801
Total Bonds	5,931,829	238,857,028	695,595	245,484,452

Other
Senior Loans	—	452,534	—	452,534
Options Purchased Calls	217,248	—	—	217,248
Options Purchased Puts	—	30,101	—	30,101
Money Market Funds	66,402,844	—	—	66,402,844
Mutual Fund	41,592,643			41,592,643
Investments of Cash Collateral Received for Securities on Loan	—	51,136,213	—	51,136,213
Total Other	108,212,735	51,618,848	—	159,831,583

Investments in Securities	551,785,713	385,132,701	721,320	937,639,734
Derivatives
Assets
Futures Contracts	61,427	—	—	61,427
Forward Foreign Currency Exchange Contracts	—	439,153	—	439,153
Liabilities
Futures Contracts	(2,876,245)	—	—	(2,876,245)
Forward Foreign Currency Exchange Contracts	—	(143,299)	—	(143,299)
Swap Contracts	—	(250,960)	—	(250,960)
Total	548,970,895	385,177,595	721,320	934,869,810

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, June 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$4,069,903	$—	$—	$4,069,903

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

			Residential	Residential
			Mortgage-Backed	Mortgage-Backed	Foreign
	Common	Convertible	Securities -	Securities -	Government	Other Financial
	Stocks ($)	Bonds ($)	Agency ($)	Non-Agency ($)	Obligations ($)	Instruments ($)	Total ($)
Balance as of September 30, 2011	78,960	26,825	114,901	682,520	—	31,487	934,693
Accrued discounts/premiums		—	—	—	253	—	253
Realized gain (loss)	85,000	—	—	468	1,613	(39,935)	47,146
Change in unrealized appreciation (depreciation)(a)	34,031	—	—	12	(252)	8,448	42,239
Sales	(603,024)	—	—	(398,000)	(13,448)	—	(1,014,472)
Purchases	350,261	—	526,758	(285,000)	153,846	—	745,865
Transfers into Level 3	80,497	—	—	—	—	—	80,497
Transfers out of Level 3	—	—	(114,901)	—	—	—	(114,901)
Balance as of June 30, 2012	25,725	26,825	526,758	—	142,012	—	721,320

(a)Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $32,197, which is comprised of Common Stocks of $32,449 and Foreign Government Obligations of $(252).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Funds assets assigned other Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Common Stock and Convertible Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain Residential Mortgage Backed Securities and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial assets were transferred from Level 2 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012